UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2018

Date of reporting period:	8/31/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL GOVERNMENT INCOME FUND

SEMIANNUAL REPORT

AUGUST 31, 2017

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Objective: Seek high current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), each Fund’s Class A, Class C, Class R and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Funds as new additions to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Funds.

In addition, on or about the Effective Date, the Class R shares of each Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class Q shares of the Funds, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Funds’ Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

Prudential Government Income Fund

However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of a Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in a Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of a Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of a Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Funds also reserve the right to refuse any purchase order that might disrupt management of a Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Government Income Fund informative and useful. The report covers performance for the six-month period ended August 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and its management and operation will not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Government Income Fund

October 16, 2017

Prudential Government Income Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/17 (without sales charges)	Average Annual Total Returns as of 8/31/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.25	–4.97	0.50	3.31	—
Class B	1.86	–6.13	0.47	3.00	—
Class C	1.86	–2.21	0.67	3.08	—
Class Q	2.48	–0.06	N/A	N/A	0.03 (8/9/16)
Class R	2.11	–0.74	1.16	3.51	—
Class Z	2.38	–0.25	1.68	4.03	—
Bloomberg Barclays US Government Bond Index	2.38	–0.84	1.37	3.76	—
Bloomberg Barclays US Aggregate ex-Credit Index	2.28	–0.12	1.69	3.95	—
Lipper General US Government Funds Average	2.18	–0.90	0.95	3.35	—

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns. The Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to inception date for the indicated share class.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1% up to $3 billion, 0.80% next $1 billion, and 0.50% over $4 billion	1%	None	0.75% (0.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays US Government Bond Index—The Bloomberg Barclays US Government Bond Index is an unmanaged index of securities issued or backed by the US government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how US government bonds have performed. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class Q shares through 8/31/17 is –1.26%.

Bloomberg Barclays US Aggregate ex-Credit Index—The Bloomberg Barclays US Aggregate ex-Credit Index is an unmanaged index that represents securities that are SEC registered, taxable, and dollar denominated. The Index covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class Q shares through 8/31/17 is –0.35%.

Prudential Government Income Fund	7

Your Fund’s Performance (continued)

Lipper General US Government Funds Average—The Lipper General US Government Funds Average (Lipper Average) is based on the average return of all funds in the Lipper General US Government Funds universe for the periods noted. Funds in the Lipper Average invest primarily in US government and agency issues. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class Q shares through 8/31/17 is –1.22%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 8/31/17 (%)
AAA	98.7
AA	1.3
A	0.4
Not Rated	–0.2
Cash/Cash Equivalents	–0.2
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO and may include derivative instruments that could have a negative value. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 8/31/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.11	1.12	1.12
Class B	0.08	0.43	0.43
Class C	0.08	0.42	0.42
Class Q	0.13	1.86	1.60
Class R	0.10	0.92	0.67
Class Z	0.13	1.42	1.42

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account

Prudential Government Income Fund	9

Fees and Expenses (continued)

over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Income Fund		Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,022.50	1.03%	$5.23
	Hypothetical	$1,000.00	$1,020.04	1.03%	$5.22
Class B	Actual	$1,000.00	$1,018.60	1.77%	$9.03
	Hypothetical	$1,000.00	$1,016.26	1.77%	$9.02
Class C	Actual	$1,000.00	$1,018.60	1.78%	$9.03
	Hypothetical	$1,000.00	$1,016.26	1.78%	$9.02
Class Q	Actual	$1,000.00	$1,024.80	0.59%	$3.00
	Hypothetical	$1,000.00	$1,022.25	0.59%	$2.99
Class R	Actual	$1,000.00	$1,021.10	1.28%	$6.50
	Hypothetical	$1,000.00	$1,018.78	1.28%	$6.49
Class Z	Actual	$1,000.00	$1,023.80	0.78%	$3.96
	Hypothetical	$1,000.00	$1,021.30	0.78%	$3.95

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any

underlying	portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of August 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 100.0%

ASSET-BACKED SECURITIES 5.2%

Collateralized Loan Obligations 5.2%
Battalion CLO Ltd., Series 2014-7A, Class A1R, 144A, 3 Month LIBOR + 1.190%	2.494	%(c)	10/17/26	1,250	$1,250,380
Benefit Street Partners CLO Ltd., Series 2015-VIIA, Class A1A, 144A, 3 Month LIBOR + 1.530%	2.834	(c)	07/18/27	250	251,149
BlueMountain CLO Ltd., Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.330%	2.634	(c)	04/13/27	1,250	1,250,443
Brookside Mill CLO Ltd., Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.454	(c)	04/17/25	482	482,626
Carlyle Global Market Strategies CLO Ltd., Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.565	(c)	05/15/25	1,000	999,886
Catamaran CLO Ltd., Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.550%	2.863	(c)	04/22/27	1,000	1,001,208
Eaton Vance CLO Ltd., Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.504	(c)	07/15/26	4,500	4,507,335
Flagship CLO Ltd., Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.554	(c)	01/16/26	4,500	4,510,186
Jackson Mill CLO Ltd., Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.540%	2.844	(c)	04/15/27	1,750	1,752,007
KVK CLO Ltd., Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.615	(c)	05/15/26	5,000	5,001,742
Limerock CLO LLC, Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	2.507	(c)	10/20/26	2,450	2,453,436
Sound Point CLO Ltd., Series 2015-2A, Class A, 144A, 3 Month LIBOR + 1.520%	2.827	(c)	07/20/27	1,250	1,253,508

					24,713,906

Small Business Loan 0.0%
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000		09/01/18	149	150,301

TOTAL ASSET-BACKED SECURITIES (cost $24,784,045)					24,864,207

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.2%
Bank, Series 2017-BNK5, Class A3	3.020		06/15/60	3,600	3,654,359
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515		09/10/58	2,500	2,626,300
Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class A3	3.269		06/10/50	3,600	3,724,670

See Notes to Financial Statements.

Prudential Government Income Fund	11

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae-Aces,
Series 2012-M2, Class A2	2.717%		02/25/22	270	$277,650
Series 2014-M2, Class A2	3.513(cc)		12/25/23	3,950	4,227,950
Series 2015-M1, Class AB2	2.465		09/25/24	877	867,128
Series 2015-M17, Class A2	3.038(cc)		11/25/25	2,900	2,977,284
Series 2016-M11, Class A2	2.369(cc)		07/25/26	2,600	2,547,992
Series 2016-M13, Class A2	2.560(cc)		09/25/26	4,400	4,354,727
Series 2017-M8, Class A2	3.061(cc)		05/25/27	2,800	2,898,896
FHLMC Multifamily Structured Pass-Through Certificates,
Series K003, Class A5	5.085		03/25/19	500	520,785
Series K008, Class X1, IO	1.694(cc)		06/25/20	23,363	828,390
Series K019, Class X1, IO	1.821(cc)		03/25/22	25,465	1,603,697
Series K020, Class X1, IO	1.567(cc)		05/25/22	14,396	800,008
Series K021, Class X1, IO	1.604(cc)		06/25/22	15,635	912,803
Series K025, Class X1, IO	0.999	(cc)	10/25/22	40,249	1,488,003
Series K038, Class A2	3.389		03/25/24	6,800	7,253,061
Series K041, Class A2	3.171		10/25/24	6,000	6,323,632
Series K044, Class A2	2.811		01/25/25	5,000	5,143,195
Series K060, Class AM	3.300	(cc)	10/25/26	3,860	4,062,188
Series K064, Class AM	3.327	(cc)	03/25/27	2,100	2,208,446
Series K151, Class A3	3.511		04/25/30	900	960,330
Series K710, Class X1, IO	1.867	(cc)	05/25/19	12,188	279,684
Series K711, Class X1, IO	1.808	(cc)	07/25/19	12,153	282,514
Series KS03, Class A4	3.161	(cc)	05/25/25	4,000	4,188,652
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515		03/15/49	2,500	2,592,185
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.138	(cc)	04/17/45	13	13,383
Series 2013-LC11, Class A4	2.694		04/15/46	949	969,746
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834		05/15/46	1,000	1,020,625
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572		09/15/58	2,500	2,636,476

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $71,243,293)					72,244,759

CORPORATE BONDS 1.2%

Diversified Financial Services
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150		07/24/24	470	489,226
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes	4.300		12/15/21	2,660	2,934,437
U.S. Gov’t. Gtd. Notes	3.550		01/15/24	2,085	2,265,042

TOTAL CORPORATE BONDS (cost $5,608,155)					5,688,705

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS 0.6%

California 0.1%
California Educational Facilities Authority, Revenue Bonds, BABs	5.000%		06/01/46	275	$376,516

Pennsylvania 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	5.000		12/01/46	1,100	1,252,713

Texas 0.2%
University of Texas System (The), Revenue Bonds, BABs	5.000		08/15/47	610	817,943

Washington 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.000		11/01/46	400	535,848

TOTAL MUNICIPAL BONDS (cost $2,817,042)					2,983,020

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.1%
Federal Home Loan Mortgage Corp., REMICS,
Series 2002-2496, Class PM	5.500		09/15/17	13	12,880
Series 2002-2513, Class HC	5.000		10/15/17	38	38,104
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620%	1.854	(c)	10/25/28	76	74,290
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.470	(cc)	02/25/34	361	363,782

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $489,500)					489,056

U.S. GOVERNMENT AGENCY OBLIGATIONS 43.6%
Federal Home Loan Banks	1.000		12/19/17	4,400	4,398,992
Federal Home Loan Mortgage Corp.	4.000		08/01/46	496	524,738
Federal Home Loan Mortgage Corp.	2.500		03/01/30	1,436	1,457,791
Federal Home Loan Mortgage Corp.	3.000		10/01/28	312	322,658
Federal Home Loan Mortgage Corp.	3.000		06/01/29	865	895,061
Federal Home Loan Mortgage Corp.	3.000		01/01/37	1,670	1,714,062
Federal Home Loan Mortgage Corp.	3.000		04/01/43	1,996	2,030,479
Federal Home Loan Mortgage Corp.	3.500		TBA	8,500	8,809,453
Federal Home Loan Mortgage Corp.	3.500		08/01/26	547	574,997
Federal Home Loan Mortgage Corp.	3.500		01/01/27	281	295,142
Federal Home Loan Mortgage Corp.	3.500		06/01/42	2,086	2,172,038
Federal Home Loan Mortgage Corp.	3.500		06/01/43	1,502	1,563,645

See Notes to Financial Statements.

Prudential Government Income Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%	TBA	1,250		$1,319,141
Federal Home Loan Mortgage Corp.	4.000	06/01/26	196		205,483
Federal Home Loan Mortgage Corp.	4.000	09/01/26	483		506,903
Federal Home Loan Mortgage Corp.	4.000	11/01/39	1,458		1,546,218
Federal Home Loan Mortgage Corp.	4.000	09/01/40	1,003		1,064,107
Federal Home Loan Mortgage Corp.	4.000	12/01/40	779		826,809
Federal Home Loan Mortgage Corp.	4.000	12/01/40	555		589,199
Federal Home Loan Mortgage Corp.	4.000	04/01/42	2,221		2,356,886
Federal Home Loan Mortgage Corp.	4.500	09/01/39	2,249		2,425,653
Federal Home Loan Mortgage Corp.	5.000	06/01/33	1,013		1,113,295
Federal Home Loan Mortgage Corp.	5.000	03/01/34	104		113,678
Federal Home Loan Mortgage Corp.	5.000	05/01/34	1,253		1,369,916
Federal Home Loan Mortgage Corp.	5.000	05/01/34	109		119,584
Federal Home Loan Mortgage Corp.	5.500	05/01/37	160		178,278
Federal Home Loan Mortgage Corp.	5.500	01/01/38	137		152,156
Federal Home Loan Mortgage Corp.	6.000	08/01/32	46		51,289
Federal Home Loan Mortgage Corp.	6.000	12/01/33	76		87,508
Federal Home Loan Mortgage Corp.	6.000	09/01/34	153		171,500
Federal Home Loan Mortgage Corp.	6.500	09/01/32	164		181,816
Federal Home Loan Mortgage Corp.	6.500	09/01/32	68		76,246
Federal Home Loan Mortgage Corp.	7.000	09/01/32	33		34,379
Federal Home Loan Mortgage Corp.	8.000	03/01/22	17		16,847
Federal Home Loan Mortgage Corp.	8.000	08/01/22	3		3,343
Federal Home Loan Mortgage Corp.	8.500	09/01/17	—	(r)	395
Federal Home Loan Mortgage Corp.	8.500	09/01/19	2		2,233
Federal Home Loan Mortgage Corp.	9.000	01/01/20	4		4,447
Federal National Mortgage Assoc.	1.000	10/24/19	5,000		4,956,060
Federal National Mortgage Assoc.	2.000	08/01/31	735		728,197
Federal National Mortgage Assoc.	2.500	08/01/28	963		982,785
Federal National Mortgage Assoc.	2.500	10/01/31	2,464		2,500,697
Federal National Mortgage Assoc.	2.500	12/01/46	1,562		1,531,475
Federal National Mortgage Assoc.	3.000	TBA	4,500		4,551,855
Federal National Mortgage Assoc.	3.000	TBA	3,000		3,097,500
Federal National Mortgage Assoc.	3.000	01/01/27	946		977,598
Federal National Mortgage Assoc.	3.000	08/01/28	1,710		1,769,239
Federal National Mortgage Assoc.	3.000	02/01/31	3,719		3,841,923
Federal National Mortgage Assoc.	3.000	11/01/36	1,864		1,914,631
Federal National Mortgage Assoc.	3.000	12/01/42	1,521		1,546,942
Federal National Mortgage Assoc.	3.000	02/01/43	1,040		1,057,265
Federal National Mortgage Assoc.	3.000	03/01/43	521		529,353
Federal National Mortgage Assoc.	3.000	04/01/43	930		945,777
Federal National Mortgage Assoc.	3.000	06/01/43	1,092		1,110,693
Federal National Mortgage Assoc.	3.000	07/01/43	2,991		3,040,892

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.(tt)	3.500%	TBA	1,500	$1,554,199
Federal National Mortgage Assoc.	3.500	TBA	1,000	1,034,512
Federal National Mortgage Assoc.	3.500	09/01/26	336	350,747
Federal National Mortgage Assoc.	3.500	03/01/27	847	884,410
Federal National Mortgage Assoc.	3.500	10/01/41	3,247	3,379,405
Federal National Mortgage Assoc.	3.500	12/01/41	872	907,938
Federal National Mortgage Assoc.	3.500	03/01/42	786	818,377
Federal National Mortgage Assoc.	3.500	05/01/42	3,962	4,123,329
Federal National Mortgage Assoc.	3.500	12/01/42	1,986	2,065,497
Federal National Mortgage Assoc.	3.500	03/01/43	1,003	1,042,435
Federal National Mortgage Assoc.	3.500	12/01/46	2,503	2,594,811
Federal National Mortgage Assoc.(tt)	4.000	TBA	5,500	5,811,523
Federal National Mortgage Assoc.	4.000	TBA	8,500	8,968,662
Federal National Mortgage Assoc.	4.000	09/01/40	1,711	1,816,942
Federal National Mortgage Assoc.	4.000	01/01/41	2,172	2,304,514
Federal National Mortgage Assoc.	4.000	07/01/42	636	675,216
Federal National Mortgage Assoc.	4.000	09/01/44	1,849	1,955,049
Federal National Mortgage Assoc.	4.500	01/01/20	47	48,326
Federal National Mortgage Assoc.	4.500	04/01/41	1,917	2,078,138
Federal National Mortgage Assoc.	4.500	01/01/45	494	531,990
Federal National Mortgage Assoc.	5.000	07/01/18	5	4,861
Federal National Mortgage Assoc.	5.000	08/01/18	23	23,564
Federal National Mortgage Assoc.	5.000	01/01/19	133	136,430
Federal National Mortgage Assoc.	5.000	02/01/19	135	138,505
Federal National Mortgage Assoc.	5.000	11/01/19	55	56,952
Federal National Mortgage Assoc.	5.000	12/01/31	73	79,845
Federal National Mortgage Assoc.	5.000	03/01/34	527	579,443
Federal National Mortgage Assoc.	5.000	07/01/35	209	230,984
Federal National Mortgage Assoc.	5.000	09/01/35	119	131,931
Federal National Mortgage Assoc.	5.000	11/01/35	119	131,523
Federal National Mortgage Assoc.	5.000	05/01/36	84	92,298
Federal National Mortgage Assoc.	5.500	10/01/18	39	39,423
Federal National Mortgage Assoc.	5.500	10/01/18	39	39,545
Federal National Mortgage Assoc.	5.500	11/01/18	27	27,088
Federal National Mortgage Assoc.	5.500	02/01/34	468	523,845
Federal National Mortgage Assoc.	5.500	09/01/34	860	965,289
Federal National Mortgage Assoc.	5.500	02/01/35	757	851,232
Federal National Mortgage Assoc.	5.500	06/01/35	179	198,298
Federal National Mortgage Assoc.	5.500	06/01/35	278	308,121
Federal National Mortgage Assoc.	5.500	09/01/35	557	622,813
Federal National Mortgage Assoc.	5.500	09/01/35	118	130,327
Federal National Mortgage Assoc.	5.500	10/01/35	530	591,613
Federal National Mortgage Assoc.	5.500	11/01/35	952	1,055,516

See Notes to Financial Statements.

Prudential Government Income Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	11/01/35	1,241		$1,379,216
Federal National Mortgage Assoc.	5.500	11/01/36	14		16,088
Federal National Mortgage Assoc.	6.000	08/01/21	56		58,117
Federal National Mortgage Assoc.	6.000	09/01/21	21		22,642
Federal National Mortgage Assoc.	6.000	07/01/22	2		1,875
Federal National Mortgage Assoc.	6.000	09/01/33	1		691
Federal National Mortgage Assoc.	6.000	11/01/33	2		1,824
Federal National Mortgage Assoc.	6.000	02/01/34	1		927
Federal National Mortgage Assoc.	6.000	06/01/34	—	(r)	225
Federal National Mortgage Assoc.	6.000	09/01/34	—	(r)	451
Federal National Mortgage Assoc.	6.000	09/01/34	30		34,224
Federal National Mortgage Assoc.	6.000	09/01/34	33		37,266
Federal National Mortgage Assoc.	6.000	11/01/34	4		4,875
Federal National Mortgage Assoc.	6.000	11/01/34	52		59,460
Federal National Mortgage Assoc.	6.000	02/01/35	1		1,495
Federal National Mortgage Assoc.	6.000	03/01/35	21		24,108
Federal National Mortgage Assoc.	6.000	04/01/35	1		1,249
Federal National Mortgage Assoc.	6.000	12/01/35	193		217,217
Federal National Mortgage Assoc.	6.000	01/01/36	323		362,586
Federal National Mortgage Assoc.	6.000	05/01/36	40		44,668
Federal National Mortgage Assoc.	6.000	05/01/36	483		550,117
Federal National Mortgage Assoc.	6.000	05/01/36	149		169,648
Federal National Mortgage Assoc.	6.250	05/15/29	210		288,984
Federal National Mortgage Assoc.	6.500	07/01/32	883		1,010,752
Federal National Mortgage Assoc.	6.500	08/01/32	342		383,201
Federal National Mortgage Assoc.	6.500	09/01/32	101		113,593
Federal National Mortgage Assoc.	6.500	10/01/32	855		986,435
Federal National Mortgage Assoc.	6.500	10/01/32	104		117,262
Federal National Mortgage Assoc.	6.500	10/01/37	589		683,802
Federal National Mortgage Assoc.	7.000	05/01/24	113		126,129
Federal National Mortgage Assoc.	7.000	05/01/24	31		32,587
Federal National Mortgage Assoc.	7.000	05/01/24	23		24,632
Federal National Mortgage Assoc.	7.000	05/01/24	20		20,776
Federal National Mortgage Assoc.	7.000	05/01/24	8		8,259
Federal National Mortgage Assoc.	7.000	05/01/24	7		6,811
Federal National Mortgage Assoc.	7.000	12/01/31	366		419,474
Federal National Mortgage Assoc.	7.000	12/01/31	1		1,365
Federal National Mortgage Assoc.	7.000	09/01/33	71		72,385
Federal National Mortgage Assoc.	7.000	10/01/33	33		33,547
Federal National Mortgage Assoc.	7.000	11/01/33	12		12,278
Federal National Mortgage Assoc.	7.000	11/01/33	74		75,526
Federal National Mortgage Assoc.	7.000	02/01/36	13		14,838
Federal National Mortgage Assoc.	9.000	04/01/25	6		6,371

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	9.500%	01/01/25	9		$8,774
Federal National Mortgage Assoc.	9.500	01/01/25	2		2,011
Federal National Mortgage Assoc.	9.500	01/01/25	3		3,049
Federal National Mortgage Assoc.	9.500	02/01/25	3		2,774
Government National Mortgage Assoc.	3.000	10/20/46	487		497,602
Government National Mortgage Assoc.	3.000	03/15/45	3,267		3,338,422
Government National Mortgage Assoc.	3.000	01/20/47	225		230,014
Government National Mortgage Assoc.	3.000	02/20/47	11,542		11,792,148
Government National Mortgage Assoc.	3.000	03/20/47	489		500,075
Government National Mortgage Assoc.	3.500	TBA	7,000		7,299,687
Government National Mortgage Assoc.	3.500	01/20/43	2,894		3,030,274
Government National Mortgage Assoc.	3.500	04/20/43	1,359		1,423,262
Government National Mortgage Assoc.	3.500	03/20/45	2,732		2,852,826
Government National Mortgage Assoc.	3.500	04/20/45	1,547		1,615,401
Government National Mortgage Assoc.(tt)	4.000	TBA	3,000		3,161,602
Government National Mortgage Assoc.	4.000	TBA	6,000		6,315,703
Government National Mortgage Assoc.	4.000	02/20/41	700		742,939
Government National Mortgage Assoc.	4.500	TBA	3,500		3,742,812
Government National Mortgage Assoc.	4.500	02/20/40	432		463,139
Government National Mortgage Assoc.	4.500	01/20/41	247		264,813
Government National Mortgage Assoc.	4.500	02/20/41	1,242		1,332,653
Government National Mortgage Assoc.	4.500	03/20/41	638		685,120
Government National Mortgage Assoc.	4.500	06/20/44	955		1,017,373
Government National Mortgage Assoc.	4.500	02/20/46	100		106,581
Government National Mortgage Assoc.	4.500	03/20/46	526		560,877
Government National Mortgage Assoc.	5.000	07/15/33	704		779,999
Government National Mortgage Assoc.	5.000	09/15/33	824		905,767
Government National Mortgage Assoc.	5.000	04/15/34	68		73,894
Government National Mortgage Assoc.	5.500	02/15/34	565		637,246
Government National Mortgage Assoc.	5.500	02/15/36	142		161,120
Government National Mortgage Assoc.	7.000	03/15/22	—	(r)	474
Government National Mortgage Assoc.	7.000	12/15/22	—	(r)	411
Government National Mortgage Assoc.	7.000	12/15/22	1		1,277
Government National Mortgage Assoc.	7.000	01/15/23	4		4,154
Government National Mortgage Assoc.	7.000	01/15/23	1		571
Government National Mortgage Assoc.	7.000	01/15/23	2		2,526
Government National Mortgage Assoc.	7.000	01/15/23	2		2,207
Government National Mortgage Assoc.	7.000	01/15/23	5		4,836
Government National Mortgage Assoc.	7.000	02/15/23	4		3,793
Government National Mortgage Assoc.	7.000	03/15/23	3		2,931
Government National Mortgage Assoc.	7.000	03/15/23	5		4,526
Government National Mortgage Assoc.	7.000	04/15/23	5		5,725
Government National Mortgage Assoc.	7.000	04/15/23	4		3,564

See Notes to Financial Statements.

Prudential Government Income Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	04/15/23	1		$1,492
Government National Mortgage Assoc.	7.000	04/15/23	1		1,385
Government National Mortgage Assoc.	7.000	05/15/23	1		1,151
Government National Mortgage Assoc.	7.000	05/15/23	10		9,876
Government National Mortgage Assoc.	7.000	05/15/23	5		5,393
Government National Mortgage Assoc.	7.000	05/15/23	—	(r)	433
Government National Mortgage Assoc.	7.000	05/15/23	2		1,622
Government National Mortgage Assoc.	7.000	05/15/23	1		770
Government National Mortgage Assoc.	7.000	05/15/23	—	(r)	131
Government National Mortgage Assoc.	7.000	05/15/23	3		2,934
Government National Mortgage Assoc.	7.000	05/15/23	3		3,066
Government National Mortgage Assoc.	7.000	05/15/23	3		2,975
Government National Mortgage Assoc.	7.000	05/15/23	7		6,748
Government National Mortgage Assoc.	7.000	05/15/23	46		48,782
Government National Mortgage Assoc.	7.000	05/15/23	2		1,901
Government National Mortgage Assoc.	7.000	06/15/23	4		4,252
Government National Mortgage Assoc.	7.000	06/15/23	1		553
Government National Mortgage Assoc.	7.000	06/15/23	2		2,501
Government National Mortgage Assoc.	7.000	06/15/23	—	(r)	261
Government National Mortgage Assoc.	7.000	06/15/23	1		1,072
Government National Mortgage Assoc.	7.000	06/15/23	2		2,064
Government National Mortgage Assoc.	7.000	06/15/23	3		3,309
Government National Mortgage Assoc.	7.000	06/15/23	2		1,697
Government National Mortgage Assoc.	7.000	06/15/23	—	(r)	320
Government National Mortgage Assoc.	7.000	07/15/23	3		3,542
Government National Mortgage Assoc.	7.000	07/15/23	18		18,378
Government National Mortgage Assoc.	7.000	07/15/23	1		908
Government National Mortgage Assoc.	7.000	07/15/23	1		914
Government National Mortgage Assoc.	7.000	07/15/23	2		1,966
Government National Mortgage Assoc.	7.000	07/15/23	—	(r)	305
Government National Mortgage Assoc.	7.000	07/15/23	—	(r)	441
Government National Mortgage Assoc.	7.000	07/15/23	3		3,533
Government National Mortgage Assoc.	7.000	07/15/23	4		4,413
Government National Mortgage Assoc.	7.000	07/15/23	1		1,002
Government National Mortgage Assoc.	7.000	07/15/23	2		2,405
Government National Mortgage Assoc.	7.000	08/15/23	4		3,733
Government National Mortgage Assoc.	7.000	08/15/23	4		3,958
Government National Mortgage Assoc.	7.000	08/15/23	1		1,261
Government National Mortgage Assoc.	7.000	08/15/23	—	(r)	441
Government National Mortgage Assoc.	7.000	08/15/23	9		9,264
Government National Mortgage Assoc.	7.000	08/15/23	1		1,292
Government National Mortgage Assoc.	7.000	08/15/23	2		2,004
Government National Mortgage Assoc.	7.000	08/15/23	1		1,235

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	08/15/23	7		$7,026
Government National Mortgage Assoc.	7.000	08/15/23	4		4,297
Government National Mortgage Assoc.	7.000	08/15/23	1		1,333
Government National Mortgage Assoc.	7.000	08/15/23	3		3,468
Government National Mortgage Assoc.	7.000	08/15/23	6		6,153
Government National Mortgage Assoc.	7.000	08/15/23	2		1,758
Government National Mortgage Assoc.	7.000	08/15/23	6		5,709
Government National Mortgage Assoc.	7.000	08/15/23	1		703
Government National Mortgage Assoc.	7.000	08/15/23	2		1,716
Government National Mortgage Assoc.	7.000	09/15/23	44		46,308
Government National Mortgage Assoc.	7.000	09/15/23	2		2,125
Government National Mortgage Assoc.	7.000	09/15/23	2		1,580
Government National Mortgage Assoc.	7.000	09/15/23	2		1,544
Government National Mortgage Assoc.	7.000	09/15/23	1		1,046
Government National Mortgage Assoc.	7.000	09/15/23	2		1,853
Government National Mortgage Assoc.	7.000	09/15/23	13		13,806
Government National Mortgage Assoc.	7.000	09/15/23	1		1,197
Government National Mortgage Assoc.	7.000	10/15/23	13		13,825
Government National Mortgage Assoc.	7.000	10/15/23	3		3,000
Government National Mortgage Assoc.	7.000	10/15/23	6		6,008
Government National Mortgage Assoc.	7.000	10/15/23	6		6,437
Government National Mortgage Assoc.	7.000	10/15/23	9		9,681
Government National Mortgage Assoc.	7.000	10/15/23	1		714
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	272
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	402
Government National Mortgage Assoc.	7.000	10/15/23	2		2,197
Government National Mortgage Assoc.	7.000	10/15/23	3		3,352
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	447
Government National Mortgage Assoc.	7.000	10/15/23	8		8,104
Government National Mortgage Assoc.	7.000	10/15/23	1		1,478
Government National Mortgage Assoc.	7.000	10/15/23	1		1,159
Government National Mortgage Assoc.	7.000	10/15/23	12		13,023
Government National Mortgage Assoc.	7.000	10/15/23	2		2,158
Government National Mortgage Assoc.	7.000	10/15/23	16		16,723
Government National Mortgage Assoc.	7.000	10/15/23	2		1,674
Government National Mortgage Assoc.	7.000	10/15/23	2		2,023
Government National Mortgage Assoc.	7.000	10/15/23	8		7,993
Government National Mortgage Assoc.	7.000	10/15/23	54		57,411
Government National Mortgage Assoc.	7.000	10/15/23	47		48,701
Government National Mortgage Assoc.	7.000	10/15/23	2		1,516
Government National Mortgage Assoc.	7.000	10/15/23	4		4,541
Government National Mortgage Assoc.	7.000	10/15/23	2		1,973
Government National Mortgage Assoc.	7.000	10/15/23	5		5,280

See Notes to Financial Statements.

Prudential Government Income Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	10/15/23	2		$2,325
Government National Mortgage Assoc.	7.000	10/15/23	6		5,918
Government National Mortgage Assoc.	7.000	10/15/23	2		1,815
Government National Mortgage Assoc.	7.000	10/15/23	1		1,383
Government National Mortgage Assoc.	7.000	10/15/23	5		5,693
Government National Mortgage Assoc.	7.000	11/15/23	2		2,220
Government National Mortgage Assoc.	7.000	11/15/23	2		1,943
Government National Mortgage Assoc.	7.000	11/15/23	1		1,472
Government National Mortgage Assoc.	7.000	11/15/23	11		11,419
Government National Mortgage Assoc.	7.000	11/15/23	2		2,281
Government National Mortgage Assoc.	7.000	11/15/23	5		5,016
Government National Mortgage Assoc.	7.000	11/15/23	3		3,624
Government National Mortgage Assoc.	7.000	11/15/23	16		16,948
Government National Mortgage Assoc.	7.000	11/15/23	8		8,795
Government National Mortgage Assoc.	7.000	11/15/23	15		14,691
Government National Mortgage Assoc.	7.000	11/15/23	1		1,350
Government National Mortgage Assoc.	7.000	11/15/23	2		2,534
Government National Mortgage Assoc.	7.000	11/15/23	2		1,791
Government National Mortgage Assoc.	7.000	11/15/23	5		5,366
Government National Mortgage Assoc.	7.000	11/15/23	8		8,341
Government National Mortgage Assoc.	7.000	11/15/23	2		1,828
Government National Mortgage Assoc.	7.000	11/15/23	1		599
Government National Mortgage Assoc.	7.000	11/15/23	2		1,810
Government National Mortgage Assoc.	7.000	11/15/23	1		817
Government National Mortgage Assoc.	7.000	11/15/23	3		3,034
Government National Mortgage Assoc.	7.000	11/15/23	4		4,336
Government National Mortgage Assoc.	7.000	11/15/23	9		9,237
Government National Mortgage Assoc.	7.000	11/15/23	6		5,948
Government National Mortgage Assoc.	7.000	11/15/23	13		13,873
Government National Mortgage Assoc.	7.000	12/15/23	31		32,500
Government National Mortgage Assoc.	7.000	12/15/23	7		7,096
Government National Mortgage Assoc.	7.000	12/15/23	1		1,228
Government National Mortgage Assoc.	7.000	12/15/23	4		3,947
Government National Mortgage Assoc.	7.000	12/15/23	5		4,569
Government National Mortgage Assoc.	7.000	12/15/23	2		1,817
Government National Mortgage Assoc.	7.000	12/15/23	—	(r)	180
Government National Mortgage Assoc.	7.000	12/15/23	5		4,779
Government National Mortgage Assoc.	7.000	12/15/23	11		12,224
Government National Mortgage Assoc.	7.000	12/15/23	2		1,599
Government National Mortgage Assoc.	7.000	12/15/23	2		2,307
Government National Mortgage Assoc.	7.000	12/15/23	1		1,118
Government National Mortgage Assoc.	7.000	12/15/23	2		2,051
Government National Mortgage Assoc.	7.000	12/15/23	1		1,548

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	1		$1,321
Government National Mortgage Assoc.	7.000	12/15/23	2		2,562
Government National Mortgage Assoc.	7.000	12/15/23	5		5,000
Government National Mortgage Assoc.	7.000	12/15/23	5		5,468
Government National Mortgage Assoc.	7.000	12/15/23	18		18,086
Government National Mortgage Assoc.	7.000	12/15/23	1		1,381
Government National Mortgage Assoc.	7.000	12/15/23	2		1,692
Government National Mortgage Assoc.	7.000	12/15/23	3		2,786
Government National Mortgage Assoc.	7.000	12/15/23	6		6,365
Government National Mortgage Assoc.	7.000	12/15/23	6		5,600
Government National Mortgage Assoc.	7.000	12/15/23	9		9,241
Government National Mortgage Assoc.	7.000	12/15/23	6		6,234
Government National Mortgage Assoc.	7.000	12/15/23	1		560
Government National Mortgage Assoc.	7.000	12/15/23	9		9,386
Government National Mortgage Assoc.	7.000	12/15/23	3		3,180
Government National Mortgage Assoc.	7.000	12/15/23	3		3,136
Government National Mortgage Assoc.	7.000	12/15/23	5		5,566
Government National Mortgage Assoc.	7.000	12/15/23	9		10,016
Government National Mortgage Assoc.	7.000	12/15/23	20		20,955
Government National Mortgage Assoc.	7.000	01/15/24	1		1,451
Government National Mortgage Assoc.	7.000	01/15/24	5		5,045
Government National Mortgage Assoc.	7.000	01/15/24	6		6,126
Government National Mortgage Assoc.	7.000	01/15/24	2		1,868
Government National Mortgage Assoc.	7.000	01/15/24	3		3,417
Government National Mortgage Assoc.	7.000	01/15/24	9		8,818
Government National Mortgage Assoc.	7.000	01/15/24	1		1,190
Government National Mortgage Assoc.	7.000	01/15/24	2		1,742
Government National Mortgage Assoc.	7.000	01/15/24	5		5,493
Government National Mortgage Assoc.	7.000	01/15/24	3		3,143
Government National Mortgage Assoc.	7.000	01/15/24	—	(r)	460
Government National Mortgage Assoc.	7.000	01/15/24	2		2,529
Government National Mortgage Assoc.	7.000	01/15/24	3		2,820
Government National Mortgage Assoc.	7.000	02/15/24	1		803
Government National Mortgage Assoc.	7.000	02/15/24	2		2,526
Government National Mortgage Assoc.	7.000	02/15/24	4		4,498
Government National Mortgage Assoc.	7.000	02/15/24	1		914
Government National Mortgage Assoc.	7.000	02/15/24	2		2,031
Government National Mortgage Assoc.	7.000	02/15/24	14		14,507
Government National Mortgage Assoc.	7.000	02/15/24	—	(r)	497
Government National Mortgage Assoc.	7.000	03/15/24	2		1,838
Government National Mortgage Assoc.	7.000	03/15/24	4		3,854
Government National Mortgage Assoc.	7.000	03/15/24	2		2,200
Government National Mortgage Assoc.	7.000	03/15/24	1		1,299

See Notes to Financial Statements.

Prudential Government Income Fund	21

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	03/15/24	1		$1,521
Government National Mortgage Assoc.	7.000	03/15/24	—	(r)	137
Government National Mortgage Assoc.	7.000	03/15/24	—	(r)	61
Government National Mortgage Assoc.	7.000	03/15/24	1		1,170
Government National Mortgage Assoc.	7.000	04/15/24	4		4,021
Government National Mortgage Assoc.	7.000	04/15/24	3		2,908
Government National Mortgage Assoc.	7.000	04/15/24	1		810
Government National Mortgage Assoc.	7.000	04/15/24	1		962
Government National Mortgage Assoc.	7.000	04/15/24	2		1,899
Government National Mortgage Assoc.	7.000	04/15/24	—	(r)	355
Government National Mortgage Assoc.	7.000	04/15/24	1		1,406
Government National Mortgage Assoc.	7.000	04/15/24	2		2,431
Government National Mortgage Assoc.	7.000	04/15/24	1		927
Government National Mortgage Assoc.	7.000	04/15/24	8		8,021
Government National Mortgage Assoc.	7.000	04/15/24	12		13,269
Government National Mortgage Assoc.	7.000	04/15/24	3		2,685
Government National Mortgage Assoc.	7.000	04/15/24	1		653
Government National Mortgage Assoc.	7.000	04/15/24	3		2,923
Government National Mortgage Assoc.	7.000	04/15/24	5		5,537
Government National Mortgage Assoc.	7.000	04/15/24	3		3,300
Government National Mortgage Assoc.	7.000	04/15/24	1		1,005
Government National Mortgage Assoc.	7.000	05/15/24	5		5,451
Government National Mortgage Assoc.	7.000	05/15/24	5		5,596
Government National Mortgage Assoc.	7.000	05/15/24	8		8,901
Government National Mortgage Assoc.	7.000	05/15/24	2		2,079
Government National Mortgage Assoc.	7.000	05/15/24	11		12,163
Government National Mortgage Assoc.	7.000	05/15/24	1		852
Government National Mortgage Assoc.	7.000	05/15/24	3		2,940
Government National Mortgage Assoc.	7.000	05/15/24	8		8,180
Government National Mortgage Assoc.	7.000	05/15/24	5		5,423
Government National Mortgage Assoc.	7.000	05/15/24	6		5,928
Government National Mortgage Assoc.	7.000	05/15/24	3		2,881
Government National Mortgage Assoc.	7.000	05/15/24	—	(r)	343
Government National Mortgage Assoc.	7.000	06/15/24	1		569
Government National Mortgage Assoc.	7.000	06/15/24	1		1,434
Government National Mortgage Assoc.	7.000	06/15/24	12		12,058
Government National Mortgage Assoc.	7.000	06/15/24	4		4,590
Government National Mortgage Assoc.	7.000	06/15/24	7		6,698
Government National Mortgage Assoc.	7.000	06/15/24	1		688
Government National Mortgage Assoc.	7.000	06/15/24	2		2,098
Government National Mortgage Assoc.	7.000	06/15/24	8		8,444
Government National Mortgage Assoc.	7.000	06/15/24	7		7,981
Government National Mortgage Assoc.	7.000	06/15/24	4		3,817

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	07/15/24	4		$3,519
Government National Mortgage Assoc.	7.000	07/15/24	3		3,124
Government National Mortgage Assoc.	7.000	10/15/24	10		11,100
Government National Mortgage Assoc.	7.000	02/15/29	21		22,321
Government National Mortgage Assoc.	7.500	01/15/23	—	(r)	486
Government National Mortgage Assoc.	7.500	01/15/23	—	(r)	187
Government National Mortgage Assoc.	7.500	03/15/23	1		1,340
Government National Mortgage Assoc.	7.500	05/15/23	1		903
Government National Mortgage Assoc.	7.500	05/15/23	7		7,459
Government National Mortgage Assoc.	7.500	06/15/23	—	(r)	458
Government National Mortgage Assoc.	7.500	07/15/23	—	(r)	234
Government National Mortgage Assoc.	7.500	07/15/23	—	(r)	283
Government National Mortgage Assoc.	7.500	09/15/23	—	(r)	138
Government National Mortgage Assoc.	7.500	09/15/23	3		3,551
Government National Mortgage Assoc.	7.500	10/15/23	5		4,716
Government National Mortgage Assoc.	7.500	10/15/23	11		11,560
Government National Mortgage Assoc.	7.500	11/15/23	11		11,942
Government National Mortgage Assoc.	7.500	11/15/23	1		894
Government National Mortgage Assoc.	7.500	12/15/23	5		5,459
Government National Mortgage Assoc.	7.500	12/15/23	2		1,671
Government National Mortgage Assoc.	7.500	01/15/24	—	(r)	447
Government National Mortgage Assoc.	7.500	01/15/24	1		882
Government National Mortgage Assoc.	7.500	01/15/24	17		17,217
Government National Mortgage Assoc.	7.500	01/15/24	2		2,278
Government National Mortgage Assoc.	7.500	01/15/24	3		3,479
Government National Mortgage Assoc.	7.500	01/15/24	15		16,197
Government National Mortgage Assoc.	7.500	01/15/24	4		4,030
Government National Mortgage Assoc.	7.500	02/15/24	14		14,992
Government National Mortgage Assoc.	7.500	02/15/24	1		1,207
Government National Mortgage Assoc.	7.500	03/15/24	2		1,611
Government National Mortgage Assoc.	7.500	03/15/24	4		3,899
Government National Mortgage Assoc.	7.500	03/15/24	1		841
Government National Mortgage Assoc.	7.500	04/15/24	3		3,154
Government National Mortgage Assoc.	7.500	04/15/24	8		7,625
Government National Mortgage Assoc.	7.500	04/15/24	3		3,442
Government National Mortgage Assoc.	7.500	05/15/24	1		844
Government National Mortgage Assoc.	7.500	05/15/24	2		1,628
Government National Mortgage Assoc.	7.500	05/15/24	2		2,119
Government National Mortgage Assoc.	7.500	06/15/24	7		6,547
Government National Mortgage Assoc.	7.500	06/15/24	2		1,587
Government National Mortgage Assoc.	7.500	06/15/24	5		4,893
Government National Mortgage Assoc.	7.500	06/15/24	4		4,045
Government National Mortgage Assoc.	7.500	07/15/24	15		14,700

See Notes to Financial Statements.

Prudential Government Income Fund	23

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.500%		07/15/24	6		$6,267
Government National Mortgage Assoc.	8.500		04/15/25	168		194,075
Government National Mortgage Assoc.	9.500		12/15/17	—	(r)	29
Government National Mortgage Assoc.	9.500		08/20/20	—	(r)	66
Government National Mortgage Assoc.	9.500		07/20/21	—	(r)	31
Government National Mortgage Assoc.	9.500		08/20/21	6		5,920
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000		06/30/25	2,269		2,386,981
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500		09/18/23	2,700		3,229,967
Residual Funding Corp. Strips Principal,
Unsec’d. Notes, PO	1.605	(s)	01/15/21	3,548		3,353,768
Unsec’d. Notes, PO	2.862	(s)	01/15/30	1,260		896,143
Unsec’d. Notes, PO	3.009	(s)	04/15/30	2,915		2,051,998
Tennessee Valley Authority,
Sr. Unsec’d. Notes	2.875		02/01/27	335		347,674
Sr. Unsec’d. Notes	6.750		11/01/25	1,300		1,721,450
Sr. Unsec’d. Notes	7.125		05/01/30	1,170		1,728,790
Ukraine Government, USAID Bonds, U.S. Gov’t. Gtd. Notes	1.471		09/29/21	5,400		5,326,009

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $204,914,701)						207,809,304

U.S. TREASURY OBLIGATIONS 34.1%
U.S. Treasury Bonds	2.500		02/15/45	5,720		5,477,123
U.S. Treasury Bonds	2.875		05/15/43	1,400		1,447,688
U.S. Treasury Bonds	2.875		08/15/45	160		164,900
U.S. Treasury Bonds	3.000		11/15/44	900		951,715
U.S. Treasury Bonds	3.000		05/15/45	1,935		2,044,071
U.S. Treasury Bonds	3.000		02/15/47	245		258,695
U.S. Treasury Bonds	3.000		05/15/47	715		755,330
U.S. Treasury Bonds	3.625		08/15/43	1,730		2,035,183
U.S. Treasury Bonds	4.250		11/15/40	9,920		12,748,750
U.S. Treasury Bonds	4.750		02/15/41	735		1,011,142
U.S. Treasury Bonds	8.125		08/15/21	955		1,193,937
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125		04/15/22	9,715		9,743,808
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375		01/15/27	9,486		9,473,386
U.S. Treasury Notes	0.750		02/28/18	5		4,990
U.S. Treasury Notes	1.375		04/30/21	14,605		14,509,725
U.S. Treasury Notes	1.625		04/30/23	7,660		7,581,904
U.S. Treasury Notes	1.750		03/31/22	2,475		2,482,154
U.S. Treasury Notes	1.875		07/31/22	2,855		2,876,189
U.S. Treasury Notes(k)	2.000		11/30/22	1,505		1,523,166
U.S. Treasury Notes	2.000		06/30/24	715		717,961
U.S. Treasury Notes	2.125		06/30/21	11,450		11,679,447

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.125%		09/30/21	22,355	$22,800,354
U.S. Treasury Notes	2.125		12/31/22	1,005	1,022,941
U.S. Treasury Notes	2.125		02/29/24	6,945	7,040,222
U.S. Treasury Notes	2.125		07/31/24	5,120	5,180,600
U.S. Treasury Notes	2.125		05/15/25	1,255	1,265,197
U.S. Treasury Notes	2.250		12/31/23	13,900	14,206,777
U.S. Treasury Strips Coupon	1.881	(s)	05/15/31	1,100	786,233
U.S. Treasury Strips Coupon	1.898	(s)	08/15/29	1,100	829,183
U.S. Treasury Strips Coupon	2.037	(s)	02/15/22	1,875	1,736,331
U.S. Treasury Strips Coupon	2.100	(s)	11/15/35	2,200	1,369,835
U.S. Treasury Strips Coupon	2.184	(s)	02/15/28	695	547,580
U.S. Treasury Strips Coupon	2.241	(s)	05/15/28	345	269,810
U.S. Treasury Strips Coupon	2.264	(s)	08/15/40	2,200	1,161,807
U.S. Treasury Strips Coupon	2.280	(s)	02/15/29	345	264,370
U.S. Treasury Strips Coupon	2.384	(s)	05/15/29	710	538,846
U.S. Treasury Strips Coupon	2.404	(s)	08/15/21	5,070	4,755,072
U.S. Treasury Strips Coupon(hh)	3.076	(s)	08/15/24	6,700	5,820,585
U.S. Treasury Strips Principal, PO	2.543	(s)	02/15/45	1,365	632,385
U.S. Treasury Strips Principal, PO	2.545	(s)	05/15/43	1,580	773,850
U.S. Treasury Strips Principal, PO	2.873	(s)	05/15/45	2,470	1,136,486
U.S. Treasury Strips Principal, PO	3.005	(s)	11/15/44	1,045	488,966
U.S. Treasury Strips Principal, PO	3.626	(s)	05/15/44	2,865	1,362,608

TOTAL U.S. TREASURY OBLIGATIONS (cost $161,602,149)					162,671,302

TOTAL LONG-TERM INVESTMENTS (cost $471,458,885)					476,750,353

SHORT-TERM INVESTMENTS 12.7%

				Shares

AFFILIATED MUTUAL FUND 12.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $60,253,679)(w)				60,253,679	60,253,679

See Notes to Financial Statements.

Prudential Government Income Fund	25

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Number of Contracts	Notional Amount (000)#	Value
OPTIONS PURCHASED* 0.1%

Call Options
10 Year U.S. Treasury Notes Futures,
expiring 10/27/17, Strike Price $127.00	550	550	$429,687
expiring 10/27/17, Strike Price $131.00	550	550	34,375

TOTAL OPTIONS PURCHASED (cost $444,690)			464,062

TOTAL SHORT-TERM INVESTMENTS (cost $60,698,369)			60,717,741

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 112.7% (cost $532,157,254)			537,468,094

OPTION WRITTEN* (0.1)%

Call Option
10 Year U.S. Treasury Notes Futures, expiring 10/27/17, Strike Price $129.00 (premiums received $247,107)	1,100	1,100	(223,437)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 112.6% (cost $531,910,147)			537,244,657
Liabilities in excess of other assets(z) (12.6)%			(60,157,625)

NET ASSETS 100.0%			$477,087,032

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Aces—Alternative Credit Enhancements Securities

AID—Agency for International Development

BABs—Build America Bonds

CLO—Collateralized Loan Obligation

FHLMC—Federal Home Loan Mortgage Corp.

FICO—Financing Corp.

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

PO—Principal Only

REMICS—Real Estate Mortgage Investment Conduit Security

Strips—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

See Notes to Financial Statements.

26

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2017.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $10,000,000 is approximately 2.1% of net assets.
(A)	Annual payment frequency for swaps.
(Q)	Quarterly payment frequency for swaps.
(S)	Semiannual payment frequency for swaps.
(T)	Swap payment upon termination.

Futures contracts outstanding at August 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
362	2 Year U.S. Treasury Notes	Dec. 2017	$78,272,467	$78,305,125	$32,658
73	10 Year U.S. Ultra Treasury Notes	Dec. 2017	9,902,528	9,966,781	64,253
184	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	30,845,026	31,107,500	262,474

					359,385

	Short Positions:
218	5 Year U.S. Treasury Notes	Dec. 2017	25,815,734	25,833,000	(17,266)
63	10 Year U.S. Treasury Notes	Dec. 2017	7,996,433	8,000,016	(3,583)
283	20 Year U.S. Treasury Bonds	Dec. 2017	43,813,744	44,174,531	(360,787)

					(381,636)

					$(22,251)

A security with a market value of $495,915 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at August 31, 2017.

See Notes to Financial Statements.

Prudential Government Income Fund	27

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Interest rate swap agreements outstanding at August 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
110,460	09/09/17	0.539%(T)	1 Day USOIS(1)(T)	$400	$262,763	$262,363
95,020	10/18/17	0.607%(T)	1 Day USOIS(1)(T)	235	235,213	234,978
54,305	11/09/17	0.626%(T)	1 Day USOIS(1)(T)	272	149,208	148,936
38,885	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(14,797)	(117,376)	(102,579)
8,820	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(4,485)	(29,045)	(24,560)
7,580	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	62,254	95,637	33,383
10,895	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	19,147	19,147
16,850	07/17/22	—(3)(Q)	—(3)(Q)	352	(3,985)	(4,337)
14,455	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	716,970	304,144	(412,826)
1,385	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	37	(37,782)	(37,819)
13,090	12/20/23	2.932%(S)	3 Month LIBOR(1)(Q)	255	(879,511)	(879,766)
2,920	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	7,401	(45,615)	(53,016)
5,496	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,500)	(98,050)	(92,550)
2,185	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(4,754)	(43,379)	(38,625)
8,000	09/17/24	2.732%(S)	3 Month LIBOR(1)(Q)	133	(512,140)	(512,273)
2,920	09/04/25	2.214%(S)	3 Month LIBOR(1)(Q)	171	(77,918)	(78,089)
8,520	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	92	(162,215)	(162,307)
115	05/15/26	1.652%(S)	3 Month LIBOR(1)(Q)	6	2,777	2,771
4,745	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	53,761	(38,826)	(92,587)
1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,997	(23,248)	(25,245)
795	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(16,325)	(16,325)
2,625	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,635)	(77,591)	(75,956)
4,950	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(30,302)	19,247	49,549

				$782,863	$(1,074,870)	$(1,857,733)

A security with a market value of $1,828,706 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at August 31, 2017.

(1)	The Fund pays the fixed rated and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

28

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$24,713,906	$—
Small Business Loan	—	150,301	—
Commercial Mortgage-Backed Securities	—	72,244,759	—
Corporate Bonds	—	5,688,705	—
Municipal Bonds	—	2,983,020	—
Residential Mortgage-Backed Securities	—	489,056	—
U.S. Government Agency Obligations	—	207,809,304	—
U.S. Treasury Obligations	—	162,671,302	—
Affiliated Mutual Fund	60,253,679	—	—
Options Purchased	464,062	—	—
Option Written	(223,437)	—	—
Other Financial Instruments*
Futures Contracts	(22,251)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,857,733)	—

Total	$60,472,053	$474,892,620	$—

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Collateralized Loan Obligations
Balance as of 2/28/17	$4,997,500
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases/Exchanges/Issuances	—
Sales/Paydowns	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(4,997,500)

Balance as of 8/31/17	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

Prudential Government Income Fund	29

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Collateralized Loan Obligations	$4,997,500	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2017 were as follows:

U.S. Government Agency Obligations	43.6%
U.S. Treasury Obligations	34.1
Commercial Mortgage-Backed Securities	15.2
Affiliated Mutual Fund	12.6
Collateralized Loan Obligations	5.2
Diversified Financial Services	1.2
Municipal Bonds	0.6
Residential Mortgage-Backed Securities	0.1
Options Purchased	0.1%
Small Business Loan	0.0 *

112.7
Option Written	(0.1)
Liabilities in excess of other assets	(12.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

30

Fair values of derivative instruments as of August 31, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$359,385	*	Due from/to broker— variation margin futures	$381,636	*
Interest rate contracts	Due from/to broker—variation margin swaps	751,127	*	Due from/to broker— variation margin swaps	2,608,860	*
Interest rate contracts	Unaffiliated investments	464,062		Options written outstanding, at value	223,437

Total		$1,574,574			$3,213,933

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Interest rate contracts	$176,221	$126,361	$1,251,279	$8,840	$530,092	$2,092,793

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Interest rate contracts	$19,372	$23,670	$(88,840)	$(1,940,934)	$(1,986,732)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

Prudential Government Income Fund	31

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

For the six months ended August 31, 2017, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Interest Rate Swap Agreements(3)
$148,230	$366,667	$146,733,137	$39,035,088	$373,082,000

(1)	Cost
(2)	Value at Trade Date.
(3)	Notional Amount in USD.

See Notes to Financial Statements.

32

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Statement of Assets & Liabilities (unaudited)

as of August 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $471,903,575)	$477,214,415
Affiliated investments (cost $60,253,679)	60,253,679
Receivable for investments sold	42,690,971
Dividends and interest receivable	1,777,101
Receivable for Fund shares sold	343,619
Due from broker—variation margin futures	40,554

Total Assets	582,320,339

Liabilities
Payable for investments purchased	103,904,912
Payable for Fund shares reacquired	428,710
Options written outstanding, at value (premiums received $247,107)	223,437
Accrued expenses	168,345
Management fee payable	202,199
Due to broker—variation margin swaps	91,748
Distribution fee payable	83,333
Dividends payable	82,222
Affiliated transfer agent fee payable	47,600
Deferred directors’ fees	801

Total Liabilities	105,233,307

Net Assets	$477,087,032

Net assets were comprised of:
Common stock, at par	$494,818
Paid-in capital in excess of par	471,535,146

472,029,964
Distributions in excess of net investment income	(50,081)
Accumulated net realized gain on investment transactions	1,654,661
Net unrealized appreciation on investments	3,452,488

Net assets, August 31, 2017	$477,087,032

See Notes to Financial Statements.

34

Class A
Net asset value and redemption price per share ($315,816,469 ÷ 32,737,740 shares of common stock issued and outstanding)	$9.65
Maximum sales charge (4.50% of offering price)	0.45

Maximum offering price to public	$10.10

Class B
Net asset value, offering price and redemption price per share ($1,505,663 ÷ 155,834 shares of common stock issued and outstanding)	$9.66

Class C
Net asset value, offering price and redemption price per share ($10,222,088 ÷ 1,057,192 shares of common stock issued and outstanding)	$9.67

Class Q
Net asset value, offering price and redemption price per share ($38,763,705 ÷ 4,029,324 shares of common stock issued and outstanding)	$9.62

Class R
Net asset value, offering price and redemption price per share ($14,723,054 ÷ 1,523,811 shares of common stock issued and outstanding)	$9.66

Class Z
Net asset value, offering price and redemption price per share ($96,056,053 ÷ 9,977,888 shares of common stock issued and outstanding)	$9.63

See Notes to Financial Statements.

Prudential Government Income Fund	35

Statement of Operations (unaudited)

Six Months Ended August 31, 2017

Net Investment Income (Loss)
Income
Interest income	$4,973,876
Affiliated dividend income	401,961
Income from securities lending, net (including affiliated income of $92)	148

Total income	5,375,985

Expenses
Management fee	1,213,220
Distribution fee—Class A	405,075
Distribution fee—Class B	8,287
Distribution fee—Class C	53,098
Distribution fee—Class R	56,647
Transfer agent’s fees and expenses (including affiliated expense of $149,100)	425,000
Custodian and accounting fees	82,000
Registration fees	50,000
Shareholders’ reports	31,000
Audit fee	19,000
Legal fees and expenses	11,000
Directors’ fees	8,000
Miscellaneous	8,140

Total expenses	2,370,467
Less: Distribution fee waiver—Class R	(18,882)

Net expenses	2,351,585

Net investment income (loss)	3,024,400

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $525,582)	724,164
Futures transactions	1,251,279
Options written transactions	126,361
Forward rate agreements transactions	8,840
Swap agreements transactions	530,092

2,640,736

Net change in unrealized appreciation (depreciation) on:
Investments	7,093,548
Futures	(88,840)
Options written	23,670
Swap agreements	(1,940,934)

5,087,444

Net gain (loss) on investment transactions	7,728,180

Net Increase (Decrease) In Net Assets Resulting From Operations	$10,752,580

See Notes to Financial Statements.

36

Statement of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2017	Year Ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,024,400	$5,435,323
Net realized gain (loss) on investment transactions	2,640,736	4,165,077
Net change in unrealized appreciation (depreciation) on investments	5,087,444	(10,833,790)

Net increase (decrease) in net assets resulting from operations	10,752,580	(1,233,390)

Dividends and Distributions
Dividends from net investment income
Class A	(2,210,231)	(4,033,885)
Class B	(4,964)	(10,011)
Class C	(32,167)	(46,166)
Class Q	(328,326)	(157,500)
Class R	(83,521)	(144,069)
Class Z	(782,226)	(1,474,216)

	(3,441,435)	(5,865,847)

Distributions from net realized gains
Class A	(1,607,061)	(1,377,495)
Class B	(8,284)	(11,865)
Class C	(52,194)	(48,872)
Class Q	(177,783)	—
Class R	(73,887)	(59,044)
Class Z	(481,561)	(407,057)

	(2,400,770)	(1,904,333)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	34,969,912	123,319,211
Net asset value of shares issued in reinvestment of dividends and distributions	5,042,932	6,775,932
Cost of shares reacquired	(56,300,124)	(143,557,282)

Net increase (decrease) in net assets from Fund share transactions	(16,287,280)	(13,462,139)

Total increase (decrease)	(11,376,905)	(22,465,709)

Net Assets:
Beginning of period	488,463,937	510,929,646

End of period(a)	$477,087,032	$488,463,937

(a) Includes undistributed net investment income of:	$—	$366,954

See Notes to Financial Statements.

Prudential Government Income Fund	37

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 14 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Company consists of two investment funds: Prudential Government Income Fund (the “Fund”) and Prudential Floating Rate Income Fund. These financial statements relate to Prudential Government Income Fund.

The investment objective of the Fund is to seek high current return.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value

38

hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Prudential Government Income Fund	39

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial

40

instrument underlying the written option. The Fund, as purchaser or an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Prudential Government Income Fund	41

Notes to Financial Statements (unaudited) (continued)

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master

42

Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward rate agreements, written options and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund

Prudential Government Income Fund	43

Notes to Financial Statements (unaudited) (continued)

and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enters into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

44

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $1 billion, .45% of the Fund’s average daily net assets of the next $1 billion, .35% of the Fund’s average daily net assets of the next $1 billion, and ..30% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate was .50% for the six months ended August 31, 2017.

Prudential Government Income Fund	45

Notes to Financial Statements (unaudited) (continued)

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B, C and R are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, 1% and .75% of the average daily net assets of the Class A, C and R shares, respectively. PIMS has contractually agreed through June 30, 2018 to limit such expenses to .50% of the average daily net assets of the R shares.

Pursuant to the Class B Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 1% of the average daily net assets of the Class B shares up to $3 billion, .80% of the next $1 billion of such assets and .50% of such assets in excess of $4 billion. The effective distribution fee rate for Class B was 1% for the six months ended August 31, 2017

PIMS has advised the Fund that it has received $33,717 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2017, it received $4, $1,480 and $659 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act,

46

that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended August 31, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended August 31, 2017, PGIM, Inc. was compensated $51 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. The Fund also invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Funds and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended August 31, 2017, were $1,133,372,948 and $1,149,385,464, respectively.

5. Distributions and Tax Information

The United States federal income tax basis of investments and the net unrealized appreciation as of August 31, 2017 were as follows:

Tax Basis	$532,818,701

Gross Unrealized Appreciation	5,670,758
Gross Unrealized Depreciation	(3,124,786)

Net Unrealized Appreciation	$2,545,972

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Government Income Fund	47

Notes to Financial Statements (unaudited) (continued)

6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 3.4 billion shares of common stock, $.01 par value per share, divided into seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class T and Class Z common stock, each of which consists of 230 million, 5 million, 495 million, 500 million, 500 million, 270 million and 500 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

At reporting period end, 4 shareholders of record held 45% of the Fund’s outstanding shares.

48

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2017:
Shares sold	1,297,051	$12,416,838
Shares issued in reinvestment of dividends and distributions	329,624	3,160,056
Shares reacquired	(3,290,881)	(31,493,371)

Net increase (decrease) in shares outstanding before conversion	(1,664,206)	(15,916,477)
Shares issued upon conversion from other share class(es)	34,681	331,024
Shares reacquired upon conversion into other share class(es)	(71,141)	(681,464)

Net increase (decrease) in shares outstanding	(1,700,666)	$(16,266,917)

Year ended February 28, 2017:
Shares sold	4,429,044	$43,021,817
Shares issued in reinvestment of dividends and distributions	468,033	4,542,225
Shares reacquired	(8,267,529)	(80,205,446)

Net increase (decrease) in shares outstanding before conversion	(3,370,452)	(32,641,404)
Shares issued upon conversion from other share class(es)	64,624	625,506
Shares reacquired upon conversion into other share class(es)	(496,033)	(4,754,192)

Net increase (decrease) in shares outstanding	(3,801,861)	$(36,770,090)

Class B
Six months ended August 31, 2017:
Shares sold	71	$679
Shares issued in reinvestment of dividends and distributions	1,162	11,157
Shares reacquired	(27,861)	(267,108)

Net increase (decrease) in shares outstanding before conversion	(26,628)	(255,272)
Shares reacquired upon conversion into other share class(es)	(23,866)	(227,682)

Net increase (decrease) in shares outstanding	(50,494)	$(482,954)

Year ended February 28, 2017:
Shares sold	79,968	$778,272
Shares issued in reinvestment of dividends and distributions	1,936	18,812
Shares reacquired	(129,049)	(1,249,106)

Net increase (decrease) in shares outstanding before conversion	(47,145)	(452,022)
Shares reacquired upon conversion into other share class(es)	(63,584)	(616,100)

Net increase (decrease) in shares outstanding	(110,729)	$(1,068,122)

Class C
Six months ended August 31, 2017:
Shares sold	30,161	$289,508
Shares issued in reinvestment of dividends and distributions	8,385	80,563
Shares reacquired	(115,930)	(1,110,974)

Net increase (decrease) in shares outstanding before conversion	(77,384)	(740,903)
Shares reacquired upon conversion into other share class(es)	(28,004)	(268,144)

Net increase (decrease) in shares outstanding	(105,388)	$(1,009,047)

Year ended February 28, 2017:
Shares sold	376,987	$3,671,427
Shares issued in reinvestment of dividends and distributions	9,228	89,629
Shares reacquired	(467,673)	(4,522,293)

Net increase (decrease) in shares outstanding before conversion	(81,458)	(761,237)
Shares reacquired upon conversion into other share class(es)	(38,663)	(368,409)

Net increase (decrease) in shares outstanding	(120,121)	$(1,129,646)

Prudential Government Income Fund	49

Notes to Financial Statements (unaudited) (continued)

Class Q	Shares	Amount
Six months ended August 31, 2017:
Shares sold	779,672	$7,442,067
Shares issued in reinvestment of dividends and distributions	52,937	506,094
Shares reacquired	(373,952)	(3,573,857)

Net increase (decrease) in shares outstanding before conversion	458,657	4,374,304
Shares issued upon conversion from other share class(es)	8,785	83,893
Shares reacquired upon conversion into other share class(es)	(4,072)	(38,969)

Net increase (decrease) in shares outstanding	463,370	$4,419,228

Period ended February 28, 2017*:
Shares sold	359,932	$3,416,086
Shares issued in reinvestment of dividends and distributions	16,417	157,500
Shares reacquired	(344,179)	(3,312,887)

Net increase (decrease) in shares outstanding before conversion	32,170	260,699
Shares issued upon conversion from other share class(es)	3,533,784	34,085,996

Net increase (decrease) in shares outstanding	3,565,954	$34,346,695

Class R
Six months ended August 31, 2017:
Shares sold	154,534	$1,482,165
Shares issued in reinvestment of dividends and distributions	12,747	122,364
Shares reacquired	(341,994)	(3,269,662)

Net increase (decrease) in shares outstanding	(174,713)	$(1,665,133)

Year ended February 28, 2017:
Shares sold	781,369	$7,624,379
Shares issued in reinvestment of dividends and distributions	16,299	158,309
Shares reacquired	(665,638)	(6,457,847)

Net increase (decrease) in shares outstanding	132,030	$1,324,841

Class Z
Six months ended August 31, 2017:
Shares sold	1,399,399	$13,338,655
Shares issued in reinvestment of dividends and distributions	121,536	1,162,698
Shares reacquired	(1,736,982)	(16,585,152)

Net increase (decrease) in shares outstanding before conversion	(216,047)	(2,083,799)
Shares issued upon conversion from other share class(es)	83,916	801,342

Net increase (decrease) in shares outstanding	(132,131)	$(1,282,457)

Year ended February 28, 2017:
Shares sold	6,678,316	$64,807,230
Shares issued in reinvestment of dividends and distributions	186,895	1,809,457
Shares reacquired	(4,954,385)	(47,809,703)

Net increase (decrease) in shares outstanding before conversion	1,910,826	18,806,984
Shares issued upon conversion from other shares class(es)	535,060	5,113,195
Shares reacquired upon conversion into other share class(es)	(3,531,155)	(34,085,996)

Net increase (decrease) in shares outstanding	(1,085,269)	$(10,165,817)

*	Commencement of offering was August 9, 2016.

50

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Subsequent to the reporting period end, the SCA has been renewed effective October 5, 2017 and will continue to provide a commitment of $900 million through October 4, 2018. The commitment fee paid by the Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of the portfolios. Consequently, the portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the six months ended August 31, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

In October 2016, the SEC adopted new forms, rules and rule amendments intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that registered investment companies provide to investors. Among the new reporting and disclosure requirements, the SEC would require registered investment companies to establish a liquidity risk management program and to file a new monthly Form N-PORT that provides more detailed information about fund holdings and their liquidity. In addition, the SEC is adopting new Form N-CEN which will require registered investment companies to annually report certain census-type information. The compliance dates are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impact to the funds.

9. Other

At the Fund’s Board meeting in March 2017, the Board approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. PGIM Investments will implement the changes effective January 1, 2018.

Prudential Government Income Fund	51

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2017(a)		2017(a)	2016(a)	2015(a)	2014(a)	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.55		$9.72	$9.79	$9.52	$9.78	$10.01
Income (loss) from investment operations:
Net investment income (loss)	.06		.10	.08	.11	.14	.17
Net realized and unrealized gain (loss) on investment transactions	.15		(.12)	.06	.28	(.19)	.12
Total from investment operations	.21		(.02)	.14	.39	(.05)	.29
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.11)	(.10)	(.12)	(.15)	(.22)
Distributions from net realized gains	(.05)		(.04)	(.11)	-	(.06)	(.30)
Total dividends and distributions	(.11)		(.15)	(.21)	(.12)	(.21)	(.52)
Net asset value, end of period	$9.65		$9.55	$9.72	$9.79	$9.52	$9.78
Total Return(b):	2.25%		(.24)%	1.41%	4.08%	(.47)%	2.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$315,816		$328,835	$371,571	$387,663	$412,384	$469,188
Average net assets (000)	$321,419		$353,716	$373,443	$403,927	$435,734	$511,930
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(e)	1.03%	(f)	1.02%	.99%	1.01%	.97%	.93%
Expenses before waivers and/or expense reimbursement(e)	1.03%	(f)	1.02%	.99%	1.06%	1.02%	.98%
Net investment income (loss)	1.19%	(f)	1.05%	.79%	1.15%	1.48%	1.73%
Portfolio turnover rate(d)	265%	(g)	759%	778%	817%	1,042%	1,251%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of average daily net assets.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

52

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2017(a)		2017(a)	2016(a)	2015(a)	2014(a)	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.56		$9.73	$9.80	$9.53	$9.80	$10.03
Income (loss) from investment operations:
Net investment income (loss)	.02		.03	- (e)	.04	.07	.08
Net realized and unrealized gain (loss) on investment transactions	.16		(.13)	.07	.27	(.20)	.13
Total from investment operations	.18		(.10)	.07	.31	(.13)	.21
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.03)	(.03)	(.04)	(.08)	(.14)
Distributions from net realized gains	(.05)		(.04)	(.11)	-	(.06)	(.30)
Total dividends and distributions	(.08)		(.07)	(.14)	(.04)	(.14)	(.44)
Net asset value, end of period	$9.66		$9.56	$9.73	$9.80	$9.53	$9.80
Total Return(b):	1.86%		(1.01)%	.69%	3.30%	(1.32)%	2.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,506		$1,973	$3,085	$3,805	$5,687	$9,408
Average net assets (000)	$1,644		$2,802	$3,151	$4,682	$7,274	$10,975
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.77%	(f)	1.76%	1.74%	1.76%	1.72%	1.68%
Expenses before waivers and/or expense reimbursement	1.77%	(f)	1.76%	1.74%	1.76%	1.72%	1.68%
Net investment income (loss)	.43%	(f)	.30%	.04%	.40%	.75%	.98%
Portfolio turnover rate(d)	265%	(g)	759%	778%	817%	1,042%	1,251%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	53

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2017(a)		2017(a)	2016(a)	2015(a)	2014(a)	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.57		$9.74	$9.81	$9.54	$9.80	$10.03
Income (loss) from investment operations:
Net investment income (loss)	.02		.03	- (e)	.04	.07	.10
Net realized and unrealized gain (loss) on investment transactions	.16		(.12)	.07	.27	(.19)	.11
Total from investment operations	.18		(.09)	.07	.31	(.12)	.21
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.04)	(.03)	(.04)	(.08)	(.14)
Distributions from net realized gains	(.05)		(.04)	(.11)	-	(.06)	(.30)
Total dividends and distributions	(.08)		(.08)	(.14)	(.04)	(.14)	(.44)
Net asset value, end of period	$9.67		$9.57	$9.74	$9.81	$9.54	$9.80
Total Return(b):	1.86%		(1.01)%	.69%	3.30%	(1.22)%	2.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,222		$11,126	$12,488	$10,016	$11,114	$20,274
Average net assets (000)	$10,533		$12,570	$10,548	$10,394	$15,601	$21,678
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.78%	(f)	1.77%	1.74%	1.76%	1.72%	1.68%
Expenses before waivers and/or expense reimbursement	1.78%	(f)	1.77%	1.74%	1.76%	1.72%	1.68%
Net investment income (loss)	.44%	(f)	.30%	.03%	.40%	.75%	.97%
Portfolio turnover rate(d)	265%	(g)	759%	778%	817%	1,042%	1,251%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

54

Class Q Shares
	Six Months Ended August 31, 2017		August 9, 2016(a) through Feburary 28, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.52		$9.84
Income (loss) from investment operations:
Net investment income (loss)	.08		.08
Net realized and unrealized gain (loss) on investment transactions	.15		(.32)
Total from investment operations	.23		(.24)
Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.08)
Distributions from net realized gains	(.05)		-
Total dividends and distributions	(.13)		(.08)
Net asset value, end of period	$9.62		$9.52
Total Return(c):	2.48%		(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,764		$33,956
Average net assets (000)	$36,151		$17,541
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.59%	(f)	.62%	(f)
Expenses before waivers and/or expense reimbursement	.59%	(f)	.62%	(f)
Net investment income (loss)	1.63%	(f)	1.47%	(f)
Portfolio turnover rate(e)	265%	(g)	759%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	55

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2017(a)		2017(a)	2016(a)	2015(a)	2014(a)	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.56		$9.73	$9.80	$9.53	$9.80	$10.03
Income (loss) from investment operations:
Net investment income (loss)	.05		.08	.05	.09	.12	.15
Net realized and unrealized gain (loss) on investment transactions	.15		(.12)	.06	.27	(.20)	.11
Total from investment operations	.20		(.04)	.11	.36	(.08)	.26
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.09)	(.07)	(.09)	(.13)	(.19)
Distributions from net realized gains	(.05)		(.04)	(.11)	-	(.06)	(.30)
Total dividends and distributions	(.10)		(.13)	(.18)	(.09)	(.19)	(.49)
Net asset value, end of period	$9.66		$9.56	$9.73	$9.80	$9.53	$9.80
Total Return(b):	2.11%		(.49)%	1.16%	3.82%	(.82)%	2.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,723		$16,243	$15,242	$13,089	$10,560	$10,316
Average net assets (000)	$14,983		$16,257	$13,851	$12,178	$10,227	$9,701
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.28%	(e)	1.27%	1.24%	1.26%	1.22%	1.18%
Expenses before waivers and/or expense reimbursement	1.53%	(e)	1.52%	1.49%	1.51%	1.47%	1.43%
Net investment income (loss)	.94%	(e)	.81%	.53%	.90%	1.22%	1.47%
Portfolio turnover rate(d)	265%	(f)	759%	778%	817%	1,042%	1,251%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

56

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2017(a)		2017(a)	2016(a)	2015(a)	2014(a)	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.53		$9.70	$9.77	$9.50	$9.76	$9.99
Income (loss) from investment operations:
Net investment income (loss)	.07		.13	.10	.13	.17	.20
Net realized and unrealized gain (loss) on investment transactions	.16		(.13)	.06	.28	(.19)	.11
Total from investment operations	.23		.00	.16	.41	(.02)	.31
Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.13)	(.12)	(.14)	(.18)	(.24)
Distributions from net realized gains	(.05)		(.04)	(.11)	-	(.06)	(.30)
Total dividends and distributions	(.13)		(.17)	(.23)	(.14)	(.24)	(.54)
Net asset value, end of period	$9.63		$9.53	$9.70	$9.77	$9.50	$9.76
Total Return(b):	2.38%		.00%	1.67%	4.34%	(.22)%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$96,056		$96,332	$108,544	$98,913	$73,888	$95,710
Average net assets (000)	$96,603		$106,342	$98,389	$79,893	$83,182	$95,810
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.78%	(e)	.77%	.74%	.76%	.72%	.68%
Expenses before waivers and/or expense reimbursement	.78%	(e)	.77%	.74%	.76%	.72%	.68%
Net investment income (loss)	1.44%	(e)	1.31%	1.03%	1.40%	1.74%	1.97%
Portfolio turnover rate(d)	265%	(f)	759%	778%	817%	1,042%	1,251%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	57

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Government Income Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors,2 met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	Prudential Government Income Fund is a series of Prudential Investment Portfolios, Inc. 14.
[2]

Barry H. Evans and Laurie Simon Hodrick joined the Board effective as of September 1, 2017. Neither Mr. Evans nor Ms. Hodrick participated in the consideration of the renewal of the advisory agreements.

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board further noted that the subadviser is affiliated with PGIM Investments and that its profitability is reflected in PGIM Investments’ profitability report. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments and PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2016.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 29, 2016. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper General US Government Funds Performance Universe), which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the

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Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark over all periods.
•

Although the Fund’s actual management fee and net total expenses ranked in the third and fourth quartiles, respectively, in the Peer Group, the Board noted that the Fund’s actual management fee and net total expenses were within two and one basis points, respectively, of the median of all the funds in the Peer Group.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Government Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Government Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GOVERNMENT INCOME FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PGVAX	PBGPX	PRICX	PGIQX	JDRVX	PGVZX
CUSIP	74439V107	74439V206	74439V305	74439V875	74439V503	74439V404

MF128E2

     PRUDENTIAL FLOATING RATE INCOME FUND

SEMIANNUAL REPORT

AUGUST 31, 2017

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Objective: To maximize current income. Capital appreciation is a secondary investment objective, but only when consistent with the Fund’s primary objective.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), each Fund’s Class A, Class C, Class R and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Funds as new additions to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Funds.

In addition, on or about the Effective Date, the Class R shares of each Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class Q shares of the Funds, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Funds’ Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

Prudential Floating Rate Income Fund

However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of a Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in a Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of a Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of a Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Funds also reserve the right to refuse any purchase order that might disrupt management of a Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Floating Rate Income Fund informative and useful. The report covers performance for the six-month period ended August 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: The name of your Fund and its management and operation will not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Floating Rate Income Fund

October 16, 2017

Prudential Floating Rate Income Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/17 (without sales charges)	Average Annual Total Returns as of 8/31/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	1.76	1.75	3.26	3.46 (3/30/11)
Class C	1.38	3.39	3.15	3.22 (3/30/11)
Class Q	1.82	5.40	N/A	3.75 (4/27/15)
Class Z	1.80	5.35	4.17	4.26 (3/30/11)
Credit Suisse Leveraged Loan Index	1.48	5.85	4.54	—
Lipper Loan Participation Funds Average	1.11	4.99	3.58	—

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1%	None	None

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Benchmark Definitions

Credit Suisse Leveraged Loan Index—The Credit Suisse Leveraged Loan Index (the Index) is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares through 8/31/17 is 4.43% and 3.79% for Class Q shares.

Lipper Loan Participation Funds Average—The Lipper Loan Participation Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Loan Participation Funds universe for the periods noted. Funds in the Lipper Average invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares through 8/31/17 is 3.56% and 2.98% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 8/31/17 (%)
A	0.5
BBB	1.7
BB	30.2
B	63.7
CCC	2.2
CC	0.2
Not Rated	0.5
Cash/Cash Equivalents	1.0
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Prudential Floating Rate Income Fund	7

Your Fund’s Performance (continued)

Distributions and Yields as of 8/31/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.21	4.22	4.09
Class C	0.18	3.61	3.47
Class Q	0.23	4.66	4.56
Class Z	0.23	4.61	4.48

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Floating Rate Income Fund	9

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Floating Rate Income Fund		Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,017.60	0.95%	$4.83
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84
Class C	Actual	$1,000.00	$1,013.80	1.70%	$8.63
	Hypothetical	$1,000.00	$1,016.64	1.70%	$8.64
Class Q	Actual	$1,000.00	$1,018.20	0.65%	$3.31
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class Z	Actual	$1,000.00	$1,018.00	0.70%	$3.56
	Hypothetical	$1,000.00	$1,021.68	0.70%	$3.57

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any

underlying	portfolios in which the Fund may invest.

10	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of August 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 98.4%

ASSET-BACKED SECURITY 0.5%

Collateralized Loan Obligation
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A, 3 Month LIBOR + 3.400% (cost $2,514,950)	4.711	%(c)	10/30/23	2,500	$2,500,232

BANK LOANS 93.6%

Aerospace & Defense 1.5%
Element Materials Technology Group Ltd., 2 Month LIBOR + 3.500%	4.807	(c)	04/19/24	1,250	1,259,584
Sequa Corp., 2 - 3 Month LIBOR + 5.500%	6.667	(c)	11/26/21	1,500	1,511,250
Standard Aero Ltd., 1 Month LIBOR + 3.750%	4.990	(c)	07/07/22	2,525	2,537,266
Transdigm, Inc., 3 Month LIBOR + 3.000%	4.317	(c)	08/22/24	2,725	2,726,136

					8,034,236

Automotive 3.7%
American Tire Distributors, Inc., 1 Month LIBOR + 4.250%	5.489	(c)	09/01/21	1,717	1,723,431
Apro LLC, 3 Month LIBOR + 4.000%	5.311	(c)	08/08/24	1,000	1,004,380
BBB Industries LLC, 1 Month LIBOR + 4.500%	5.739	(c)	11/03/21	1,242	1,254,880
Bright Bidco BV (Netherlands), 3 Month LIBOR + 4.500%	5.811	(c)	06/28/24	2,175	2,195,843
Camping World Holdings, Inc., 1 Month LIBOR + 3.750%	5.062	(c)	11/08/23	746	751,287
DexKo Global, Inc., 3 Month LIBOR + 4.000%^	5.304	(c)	07/24/24	1,150	1,158,625
DYK Automotive LLC, 3 Month LIBOR + 4.250%	5.530	(c)	03/18/24	648	653,238
Federal-Mogul Holdings Corp., 1 Month LIBOR + 3.750%	4.983	(c)	04/15/21	1,123	1,125,930
Horizon Global Corp., 1 Month LIBOR + 4.500%^	5.739	(c)	06/30/21	980	988,793
Rough Country LLC, 1 Month LIBOR + 4.500%	5.734	(c)	05/25/23	900	888,750
Sage Automotive Holdings, Inc., 1 Month LIBOR + 5.000%^	6.309	(c)	11/08/22	2,537	2,556,279
Superior Industries International, Inc., 3 Month LIBOR + 4.500%^	5.742	(c)	03/22/24	450	443,250
Tower Auto Holdings USA LLC, 1 Month LIBOR + 2.750%	4.000	(c)	03/07/24	1,928	1,930,582
Truck Hero, Inc., 1 Month LIBOR + 4.000%	5.316	(c)	04/19/24	2,025	2,017,406
Tweddle Group, Inc., 3 Month LIBOR + 6.000%^	7.295	(c)	10/24/22	859	858,679

					19,551,353

Brokerage 0.9%
Istar, Inc., 1 Month LIBOR + 3.750%^	4.981	(c)	07/01/20	353	354,879
Jefferies Finance LLC, 3 Month LIBOR + 3.000%^	4.314	(c)	08/03/24	675	675,000
National Financial Partners Corp., 3 Month LIBOR + 3.500%	4.796	(c)	01/08/24	1,244	1,249,192

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	11

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Brokerage (cont’d.)
VFH Parent LLC, 3 Month LIBOR + 3.750%	5.046	%(c)	12/30/21	2,604	$2,625,007

					4,904,078

Building Materials & Construction 2.2%
Apex Tool Group LLC, 1 Month LIBOR + 3.250%	4.546	(c)	01/31/20	2,148	2,062,771
CHI Overhead Doors, Inc., 1 Month LIBOR + 3.250%	4.489	(c)	07/29/22	2,505	2,497,985
Installed Building Products, Inc., 1 Month LIBOR + 3.000%	4.267	(c)	04/15/24	1,000	1,002,500
Interior Logic Group, Inc., 3 Month LIBOR + 6.000%^	7.218	(c)	03/01/24	1,852	1,842,305
PriSo Acquisition Corp., 1 Month LIBOR + 3.000%	4.239	(c)	05/09/22	935	935,269
Quikrete Holdings, Inc., 1 Month LIBOR + 2.750%	3.996	(c)	11/15/23	1,736	1,728,003
US LBM Holdings LLC, 3 Month LIBOR + 4.500%	5.762	(c)	08/19/22	1,529	1,535,663

					11,604,496

Building Products 0.4%
Forterra Finance LLC, 1 Month LIBOR + 3.000%	4.156	(c)	10/25/23	943	784,943
Mannington Mills, Inc., 3 Month LIBOR + 3.750%	5.046	(c)	10/01/21	1,092	1,095,905

					1,880,848

Cable 3.3%
Casa Systems, Inc., 3 Month LIBOR + 4.000%^	5.287	(c)	12/20/23	1,244	1,251,373
Cogeco Communications USA II LP, 3 Month LIBOR + 2.375%	3.684	(c)	01/31/25	1,800	1,788,750
ConvergeOne Holdings Corp., 3 Month LIBOR + 4.750%	6.017	(c)	06/20/24	1,650	1,646,906
Hemisphere Media Holdings LLC, 1 Month LIBOR + 3.500%^	4.809	(c)	02/14/24	946	947,555
NEP Group, Inc.,
1 Month LIBOR + 3.250%	4.539	(c)	07/21/22	1,219	1,217,159
1 Month LIBOR + 7.000%	8.289	(c)	01/23/23	392	395,295
Numericable US LLC (France),
3 Month LIBOR + 2.750%	4.061	(c)	07/31/25	599	595,508
3 Month LIBOR + 3.250%	4.554	(c)	01/14/25	993	995,757
Shutterfly, Inc., 3 Month LIBOR + 2.500%	3.814	(c)	08/19/24	1,150	1,140,896
Telenet Financing USD LLC (Belgium), 1 Month LIBOR + 2.750%	4.049	(c)	06/30/25	1,000	1,001,250
Telesat LLC (Canada), 3 Month LIBOR + 3.000%	4.280	(c)	11/17/23	567	570,565
Unitymedia Finance LLC, 3 Month LIBOR + 2.250%	3.478	(c)	09/30/25	1,150	1,144,250
UPC Financing Partnership (Netherlands), 1 Month LIBOR + 2.750%	4.056	(c)	04/15/25	1,675	1,677,442
WideOpenWest Finance LLC, 1 Month LIBOR + 3.250%	4.524	(c)	08/21/23	1,050	1,049,125

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Cable (cont’d.)
Xplornet Communications, Inc. (Canada), 3 Month LIBOR + 6.000%	7.304	%(c)	09/09/21	1,963	$1,974,819

					17,396,650

Capital Goods 8.1%
Air Methods Corp., 3 Month LIBOR + 3.500%	4.814	(c)	04/22/24	1,721	1,676,561
Allflex Holdings III, Inc., 3 Month LIBOR + 3.250%	4.554	(c)	07/17/20	1,030	1,035,541
Artic Glacier USA, Inc., 1 Month LIBOR + 4.250%	5.537	(c)	03/20/24	998	1,004,981
Blount International, Inc., 1 Month LIBOR + 5.000%	6.228	(c)	04/12/23	597	601,462
Brand Energy & Infrastructure Services, Inc., 1 - 3 Month LIBOR + 4.250%	5.500	(c)	06/21/24	3,525	3,533,372
Cortes NP Acquisition Corp., 1 Month LIBOR + 4.000%	5.317	(c)	11/30/23	798	803,818
CPM Acquisition Corp., 3 Month LIBOR + 8.250%^	9.557	(c)	04/10/23	200	203,000
CPM Holdings, Inc., 1 Month LIBOR + 4.250%	5.477	(c)	04/11/22	1,187	1,197,307
Crosby US Acquisition Corp., 3 Month LIBOR + 3.000%	4.313	(c)	11/23/20	1,453	1,321,304
Diversitech Holdings, Inc., 3 Month LIBOR + 3.500%	4.720	(c)	06/03/24	1,050	1,050,875
Douglas Dynamics LLC, 1 Month LIBOR + 3.000%	4.314	(c)	12/31/21	809	810,407
DXP Enterprises, Inc., 3 Month LIBOR + 5.500%^	6.814	(c)	09/30/23	725	721,375
Dynacast International LLC, 3 Month LIBOR + 3.250%^	4.546	(c)	01/28/22	2,856	2,859,996
Harsco Corp., 1 Month LIBOR + 5.000%	6.250	(c)	11/02/23	746	757,444
HD Supply Waterworks Ltd., 6 Month LIBOR + 3.000%	4.307	(c)	08/01/24	1,075	1,079,300
Hyster Yale Group, Inc., 1 Month LIBOR + 4.000%	5.239	(c)	05/30/23	475	477,672
Ilpea Parent, Inc., 1 Month LIBOR + 5.500%^	6.813	(c)	03/02/23	994	994,992
Infiltrator Water Technologies LLC, 3 Month LIBOR + 3.500%	4.818	(c)	05/27/22	2,035	2,049,278
K&N Engineering, Inc., 1 Month LIBOR + 4.750%^	6.057	(c)	10/20/23	1,478	1,479,923
Kemet Corp., 1 Month LIBOR + 6.000%^	7.314	(c)	04/26/24	550	551,375
Milacron LLC, 1 Month LIBOR + 3.000%	4.296	(c)	09/28/23	1,393	1,394,741
Neff Rental LLC, 3 Month LIBOR + 6.250%	7.471	(c)	06/09/21	1,019	1,020,861
North American Lifting Holdings, Inc., 3 Month LIBOR + 4.500%	5.817	(c)	11/27/20	489	453,959
Penn Engineering & Manufacturing Corp., 1 Month LIBOR + 2.750%^	3.996	(c)	06/27/24	550	550,000
Robertshaw Holdings Corp., 1 Month LIBOR + 4.500%	5.813	(c)	08/12/24	1,500	1,508,437
Synagro Infrastructure Co., Inc., 3 Month LIBOR + 5.250%^	6.565	(c)	08/22/20	168	160,768
Tank Holding Corp., 3 Month LIBOR + 4.250%	5.556	(c)	03/16/22	917	915,941
TKC Holdings, Inc.,
1 Month LIBOR + 4.250%	5.489	(c)	02/01/23	1,570	1,574,756
1 Month LIBOR + 8.000%	8.702	(c)	02/01/24	825	825,000
TRC Co., Inc., 3 Month LIBOR + 4.000%^	5.280	(c)	06/21/24	825	829,125

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Capital Goods (cont’d.)
U.S. Security Associates Holdings, Inc., 3 Month LIBOR + 4.000%	5.296	%(c)	07/14/23	1,267	$1,271,434
Unifrax I LLC, 3 Month LIBOR + 3.750%	5.046	(c)	04/04/24	1,725	1,735,781
University Support Services LLC, 1 Month LIBOR + 4.250%	5.490	(c)	07/06/22	2,446	2,453,529
UOS LLC, 3 Month LIBOR + 5.500%^	6.807	(c)	04/18/23	300	306,750
USS Ultimate Holdings, Inc., 3 Month LIBOR + 3.750%^	5.059	(c)	08/30/24	800	806,000
WASH Multifamily Laundry Systems LLC, 1 Month LIBOR + 3.250%^	4.489	(c)	05/16/22	658	657,508
WCA Waste Systems, Inc., 1 Month LIBOR + 2.750%	4.059	(c)	08/11/23	645	645,528
Westway Group, Inc., 3 Month LIBOR + 3.500%^	4.793	(c)	02/27/20	575	562,063
WireCo WorldGroup, Inc., 3 Month LIBOR + 5.500%	6.799	(c)	09/29/23	571	575,443
WP Deluxe Merger Sub, Inc., 1 Month LIBOR + 3.250%^	4.564	(c)	07/19/24	875	873,906

					43,331,513

Chemicals 3.4%
A. Schulman, Inc., 1 Month LIBOR + 3.250%^	4.490	(c)	06/01/22	432	434,305
Alpha 3 BV Alpha US BidCo (Netherlands), 3 Month LIBOR + 3.000%	4.299	(c)	01/31/24	1,200	1,202,000
Avantor Performance Materials Holdings, Inc., 1 Month LIBOR + 4.000%	5.240	(c)	03/11/24	3,092	3,106,746
1 Month LIBOR + 8.250%	9.490	(c)	03/10/25	2,260	2,267,345
Colouroz Investment 2 LLC, 3 Month LIBOR + 7.250%^	8.468	(c)	09/05/22	118	114,293
Cyanco Intermediate Corp., 1 Month LIBOR + 4.500%	5.739	(c)	05/01/20	1,370	1,372,178
Dubois Chemicals, Inc.,
PRIME + 2.750%	4.996	(c)	03/15/24	82	82,126
1 Month LIBOR + 3.750%	5.017	(c)	03/15/24	1,141	1,147,301
Emerald Performance Materials LLC, 1 Month LIBOR + 7.750%	9.061	(c)	08/01/22	300	301,200
Ennis-Flint, Inc., 1 Month LIBOR + 3.500%	4.736	(c)	06/13/23	1,285	1,288,579
KMG Chemicals, Inc., 1 Month LIBOR + 4.250%	5.496	(c)	06/17/24	538	544,537
MacDermid, Inc., 1 Month LIBOR + 3.000%	4.239	(c)	06/07/23	979	982,657
Nexeo Solutions LLC, 1 - 3 Month LIBOR + 0.000% - 3.750%	4.971	(c)	06/09/23	1,697	1,706,253
Oxea Finance LLC, 1 Month LIBOR + 3.250%	4.554	(c)	01/15/20	481	476,437
Plaskolite, Inc., 3 Month LIBOR + 4.000%^	5.296	(c)	11/03/22	758	759,737
PQ Corp., 3 Month LIBOR + 3.250%	4.564	(c)	11/04/22	941	945,456
Sonneborn, Inc., 1 Month LIBOR + 3.750%^	4.978	(c)	12/10/20	786	791,256
Venator Materials LLC, 3 Month LIBOR + 3.000%^	4.312	(c)	08/08/24	900	903,375

					18,425,781

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Consumer 6.5%
24 Hour Fitness Worldwide, Inc., 3 Month LIBOR + 3.750%	5.046	%(c)	05/28/21	865	$863,794
Alphabet Holding Co., Inc., 3 Month Libor + 3.500%^	4.815	(c)	09/30/24	875	868,437
Amern Resource Services LLC, 1 Month LIBOR + 4.000%	5.239	(c)	06/30/22	895	894,862
Augusta Sportswear, Inc., 1 Month LIBOR + 4.500%	5.739	(c)	10/26/23	1,073	1,064,583
CIBT Solutions, Inc.,
1 Month LIBOR + 4.000%	5.239	(c)	06/03/24	800	801,000
3 Month LIBOR + 7.750%^	8.968	(c)	06/03/25	300	303,000
Cole Haan, Inc., 1 Month LIBOR + 4.000%	5.311	(c)	02/01/20	1,921	1,777,207
Diamond (BC) BV (Netherlands), 3 Month LIBOR + 3.000%	4.317	(c)	09/30/24	1,475	1,466,703
Hoffmaster Group, Inc., 3 Month LIBOR + 4.500%	5.816	(c)	11/21/23	1,617	1,629,002
JD Power & Associates, Inc., 2 Month LIBOR + 4.250%	5.567	(c)	09/07/23	2,000	2,003,750
Laureate Education, Inc., 1 Month LIBOR + 4.500%	5.814	(c)	04/26/24	4,128	4,134,527
MCS AMS Sub-Holdings LLC, 3 Month LIBOR + 4.750%^	6.056	(c)	05/20/24	1,275	1,295,719
NBTY, Inc., 3 Month LIBOR + 3.500%	4.812	(c)	05/05/23	1,386	1,382,283
PODS LLC, 1 Month LIBOR + 3.250%	4.481	(c)	02/02/22	1,309	1,315,050
Radio Systems Corp., 1 Month LIBOR + 3.500%^	4.799	(c)	05/02/24	825	831,187
Revlon Consumer Products Corp., 1 Month LIBOR + 3.500%	4.721	(c)	09/07/23	1,962	1,762,695
Royal Oak Enterpises, LLC, 1 Month LIBOR + 3.750%	4.989	(c)	07/03/23	1,490	1,501,357
Serta Simmons Bedding LLC, 3 Month LIBOR + 3.500%	4.728	(c)	11/08/23	2,164	2,100,057
Spin Holdco, Inc., 2 Month LIBOR + 3.750%	5.014	(c)	11/14/22	1,492	1,494,232
SRAM LLC, 2 Month LIBOR + 3.500% - PRIME + 2.500%^	4.746	(c)	03/15/24	1,625	1,632,650
Sterling Midco Holdings, Inc., 1 Month LIBOR + 4.250%^	5.546	(c)	06/19/24	1,728	1,728,172
Strategic Partners Acquisition Corp., 1 Month LIBOR + 4.500%^	5.799	(c)	06/30/23	1,442	1,453,077
Travelport LLC (Luxembourg), 3 Month LIBOR + 2.750%	4.063	(c)	09/02/21	1,581	1,578,720
TruGreen LP, 1 Month LIBOR + 4.000%^	5.309	(c)	04/13/23	718	723,133

					34,605,197

Electric 2.9%
Calpine Corp.,
3 Month LIBOR + 2.750%	4.050	(c)	01/15/24	1,635	1,630,707
3 Month LIBOR + 2.750%	4.056	(c)	01/15/23	739	736,903
Dynegy, Inc., 1 Month LIBOR + 3.250%	4.562	(c)	02/07/24	3,222	3,223,591
Helix Gen Funding LLC, 3 Month LIBOR + 3.750%	4.970	(c)	06/03/24	2,854	2,879,892
Intergen NV, 3 Month LIBOR + 4.500%	5.800	(c)	06/12/20	467	465,111
Lightstone Holdco LLC, 1 Month LIBOR + 4.500%	5.811	(c)	01/30/24	4,620	4,587,972
Power Buyer LLC, 3 Month LIBOR + 3.250%	4.562	(c)	05/06/20	1,205	1,193,094
USIC Holdings, Inc., 3 Month LIBOR + 3.500%^	4.767	(c)	12/08/23	700	706,143

					15,423,413

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Energy - Other 2.3%
American Energy Marcellus LLC, 1 - 3 Month LIBOR + 4.250%	5.481	%(c)	08/04/20	1,417	$937,951
1 - 3 Month LIBOR + 7.500%	8.731	(c)	08/04/21	300	23,625
BCP Raptor LLC, 2 Month LIBOR + 4.250%	5.469	(c)	06/24/24	1,925	1,937,031
California Resources Corp., 1 Month LIBOR + 10.375%	11.603	(c)	12/31/21	1,275	1,341,938
Drillships Financing Holding, Inc., PRIME + 4.000%	8.250	(c)	03/31/21	364	230,945
Fairmount Minerals Ltd., 3 Month LIBOR + 3.500%	4.718	(c)	09/05/19	1,403	1,347,927
Fieldwood Energy LLC, 3 Month LIBOR + 7.000%^	8.296	(c)	08/31/20	362	333,497
3 Month LIBOR + 7.125%^	8.421	(c)	09/30/20	500	225,000
3 Month LIBOR + 7.125%^	8.424	(c)	09/30/20	1,489	1,057,454
Floatel Delaware LLC, 3 Month LIBOR + 5.000%^	6.295	(c)	06/29/20	363	264,820
FTS International, Inc., 1 Month LIBOR + 4.750%	5.989	(c)	04/16/21	251	225,892
Hi-Crush Partners LP, 3 Month LIBOR + 3.750%	5.064	(c)	04/28/21	2,388	2,338,427
MEG Energy Corp. (Canada), 1 Month LIBOR + 3.500%	4.795	(c)	12/29/23	2,068	2,048,205
Pacific Drilling SA, 3 Month LIBOR + 3.500%	4.718	(c)	06/04/18	357	119,616

					12,432,328

Energy - Refining 0.7%
Citgo Holdings, Inc., 3 Month LIBOR + 0.000% - 8.500%	9.796	(c)	05/12/18	2,337	2,352,367
Citgo Petroleum Corp., 3 Month LIBOR + 3.500%	4.811	(c)	07/29/21	1,574	1,574,509

					3,926,876

Foods 2.6%
American Seafood Group LLC, 1 - 3 Month LIBOR + 3.250%	4.561	(c)	08/21/23	575	575,359
Amplify Snack Brands, Inc., 1 Month LIBOR + 5.500%	6.740	(c)	09/01/23	2,136	2,111,713
Chefs’ Warehouse, Inc. (The), 1 Month LIBOR + 4.750%	5.990	(c)	06/22/22	1,080	1,091,965
Hearthside Group Holdings LLC, 1 Month LIBOR + 3.000%	4.223	(c)	06/02/21	1,381	1,385,516
High Liner Foods, Inc. (Canada), 3 Month LIBOR + 3.250%	4.541	(c)	04/26/21	750	752,344
JBS USA LLC, 2 - 3 Month LIBOR + 2.500% - PRIME + 1.500%	4.962	(c)	10/31/22	2,594	2,569,998
Milk Specialties Co., 3 Month LIBOR + 4.000%	5.317	(c)	08/16/23	1,790	1,800,925
Mill US Acquisition LLC, 3 Month LIBOR + 4.000%	5.300	(c)	07/03/20	1,311	1,262,164
Shearer’s Foods LLC,
3 Month LIBOR + 3.938%	5.234	(c)	06/30/21	1,924	1,915,568
3 Month LIBOR + 4.250%	5.546	(c)	06/30/21	497	498,407

					13,963,959

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Gaming 2.1%
Affinity Gaming LLC, 1 Month LIBOR + 3.500%	4.796	%(c)	06/30/23	966	$967,274
Caesars Entertainment Resort Properties LLC, 1 Month LIBOR + 3.500%	4.805	(c)	10/11/20	1,019	1,024,354
CBAC Borrower LLC, 1 Month LIBOR + 4.000%	5.295	(c)	07/08/24	1,250	1,253,516
Cyan Blue Holdco 3 Ltd. (United Kingdom), 3 Month LIBOR + 3.500%	4.814	(c)	08/31/24	925	926,927
Everi Payments, Inc., 1 Month LIBOR + 4.500%	5.739	(c)	05/09/24	750	756,000
Golden Nugget, Inc.,
1 Month LIBOR + 3.500%	4.740	(c)	11/21/19	327	328,585
1 Month LIBOR + 3.500%	4.816	(c)	11/21/19	762	766,698
Greektown Holdings LLC, 1 Month LIBOR + 3.000%	4.314	(c)	04/25/24	1,250	1,248,047
Scientific Games International, Inc., 3 Month LIBOR + 3.250%	4.561	(c)	08/14/24	1,890	1,903,146
Station Casinos LLC, 1 Month LIBOR + 2.500%	3.740	(c)	06/08/23	1,995	1,991,919

					11,166,466

Health Care & Pharmaceutical 11.7%
Air Medical Group Holdings, Inc.,
1 Month LIBOR + 3.250%	4.489	(c)	04/28/22	1,234	1,198,724
1 Month LIBOR + 4.000%	5.231	(c)	04/28/22	525	516,578
Alliance HealthCare Services, Inc., 3 Month LIBOR + 3.250%	4.468	(c)	06/03/19	3,289	3,281,062
Amneal Pharmaceuticals LLC, 3 Month LIBOR + 3.500%	4.796	(c)	11/01/19	2,396	2,391,276
Arbor Pharmaceuticals LLC, 3 Month LIBOR + 5.000%	6.301	(c)	07/05/23	1,207	1,220,989
ATI Holdings LLC, 3 Month LIBOR + 3.500% - 4.500%	5.809	(c)	05/10/23	2,603	2,621,530
Carecore National LLC, 1 Month LIBOR + 4.000%^	5.239	(c)	03/05/21	1,937	1,961,618
CCS Intermediate Holdings LLC, 3 Month LIBOR + 4.000%^	5.313	(c)	07/23/21	219	194,743
Change Healthcare Holdings LLC, 1 Month LIBOR + 2.750%	3.989	(c)	03/01/24	1,372	1,371,181
CHG Healthcare Services, Inc., 2 - 3 Month LIBOR + 3.250%	4.478	(c)	06/07/23	1,985	2,000,952
CHS/Community Health Systems, Inc.,
3 Month LIBOR + 2.750%	4.067	(c)	12/31/19	1,547	1,543,276
3 Month LIBOR + 3.000%	4.311	(c)	01/27/21	1,579	1,572,594
ContextMedia Health LLC, 1 Month LIBOR + 6.500%	7.793	(c)	12/23/21	1,609	1,618,805
Curo Health Services Holdings, Inc., 2 - 3 Month LIBOR + 4.000%	5.309	(c)	02/07/22	2,111	2,110,722
Endo Luxembourgh Finance I Co. SARL, 1 Month LIBOR + 4.250%	5.500	(c)	04/29/24	2,269	2,275,483
Envision Healthcare Corp., 3 Month LIBOR + 3.000%	4.202	(c)	12/01/23	1,139	1,146,048

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Health Care & Pharmaceutical (cont’d.)
Equian LLC, 3 Month LIBOR + 3.750%	5.064	%(c)	05/20/24	1,225	$1,235,718
Explorer Holdings, Inc., 3 Month LIBOR + 3.750%	5.061	(c)	05/02/23	1,191	1,194,964
FHC Health Systems, Inc., 1 Month LIBOR + 4.000%	5.289	(c)	12/23/21	1,630	1,569,026
Genoa A Qol Healthcare Co. LLC, 3 Month LIBOR + 3.250%	4.564	(c)	10/30/23	1,489	1,492,297
Horizon Pharma, Inc., 1 Month LIBOR + 3.750%	5.049	(c)	03/29/24	1,665	1,675,099
Jaguar Holding Co., II LLC, 1 - 3 Month LIBOR + 2.750%	3.952	(c)	08/18/22	2,539	2,545,235
Kindred Healthcare, Inc., 3 Month LIBOR + 3.500%	4.813	(c)	04/09/21	2,472	2,467,836
Lannett Co., Inc., 1 Month LIBOR + 5.375%	6.614	(c)	11/25/22	2,417	2,400,748
Mallinckrodt International Finance SA (Luxembourg), 3 Month LIBOR + 2.750%	4.046	(c)	09/24/24	1,560	1,560,586
Medical Solutions Holdings, Inc., 3 Month LIBOR + 4.250%^	5.492	(c)	06/14/24	700	702,625
Midwest Physician Administrative Services LLC, 3 Month LIBOR + 3.000%^	4.309	(c)	08/15/24	900	898,875
MPH Acquisition Holdings LLC, 3 Month LIBOR + 3.000%	4.311	(c)	06/07/23	1,510	1,514,413
Opal Acquisition, Inc., 3 Month LIBOR + 4.000%	5.317	(c)	11/27/20	490	457,963
Ortho Clinical Diagnostics, 3 Month LIBOR + 0.000%	5.068	(c)	06/30/21	1,537	1,536,336
Parexel International Corp., 3 Month LIBOR + 3.000%	4.309	(c)	09/30/24	1,100	1,101,100
RadNet Management, Inc., 3 Month LIBOR + 3.750%	5.066	(c)	06/30/23	1,150	1,150,360
Select Medical Corp., 2 - 3 Month LIBOR + 3.500% - PRIME + 2.500%	5.768	(c)	03/06/24	2,294	2,314,325
Surgery Center Holdings, Inc., 1 - 3 Month LIBOR + 0.000%	4.473	(c)	07/30/24	1,325	1,308,852
Team Health Holdings, Inc., 1 Month LIBOR + 2.750%	4.061	(c)	02/06/24	1,895	1,870,375
TecoStar Holdings, Inc., 3 Month LIBOR + 3.750% - PRIME + 2.750%	5.061	(c)	05/01/24	700	701,750
US Anesthesia Partners, Inc., 1 Month LIBOR + 3.250%	4.524	(c)	06/21/24	1,675	1,678,489
US Renal Care, Inc., 3 Month LIBOR + 4.250%	5.546	(c)	12/30/22	1,782	1,744,330
Valeant Pharmaceuticals International, Inc. (Canada), 1 - 3 Month LIBOR + 0.000% - 4.750%	5.990	(c)	04/01/22	1,631	1,657,384
Vizient, Inc., 1 Month LIBOR + 3.500%	4.814	(c)	02/13/23	806	813,975

					62,618,242

Insurance 0.8%
AmWins Group, Inc., 1 Month LIBOR + 2.750% - PRIME + 1.750%	5.592	(c)	01/25/24	1,741	1,743,115
1 Month LIBOR + 6.750%	8.045	(c)	01/24/25	560	571,200
Hyperion Insurance Group Ltd. (United Kingdom), 1 Month LIBOR + 4.000%	5.317	(c)	04/29/22	1,446	1,461,876
USI, Inc., 3 Month LIBOR + 3.000%	4.311	(c)	05/16/24	400	397,833

					4,174,024

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Media & Entertainment 2.7%
Beasley Broadcast Group, Inc., 1 Month LIBOR + 6.000%	7.239	%(c)	11/01/23	695	$701,238
ClubCorp Club Operations, Inc., 3 Month LIBOR + 3.250%	4.567	(c)	09/30/24	1,450	1,439,125
Deluxe Entertainment Services Group, 3 Month LIBOR + 0.000%	6.817	(c)	02/28/20	1,249	1,249,081
DHX Media Ltd. (Canada), 1 Month LIBOR + 3.750%^	4.931	(c)	12/29/23	850	853,187
Donnelley Financial Solutions, Inc., 1 Month LIBOR + 4.000%	5.197	(c)	09/30/23	229	230,286
Golden Entertainment, Inc., 3 Month LIBOR + 3.000%^	4.315	(c)	12/31/24	1,725	1,718,531
Intrawest Resorts Holdings, Inc., 1 Month LIBOR + 3.250%	4.489	(c)	07/31/24	1,151	1,152,439
Kingpin Intermediate Holdings LLC, 1 Month LIBOR + 4.250%	5.549	(c)	07/03/24	1,000	1,006,875
Learfield Communications, Inc., 1 Month LIBOR + 3.250%^	4.468	(c)	12/01/23	1,119	1,124,972
Stadium Management Group, 2 Month LIBOR + 3.500%	4.837	(c)	02/27/20	1,288	1,286,728
Tribune Media Co., 1 Month LIBOR + 3.000%	4.311	(c)	01/27/24	433	434,453
Univision Communications, Inc., 1 Month LIBOR + 2.750%	3.989	(c)	03/15/24	2,590	2,568,210
VIP Cinema Holdings, Inc., 3 Month LIBOR + 6.000%	7.218	(c)	03/01/23	765	770,096

					14,535,221

Metals & Mining 1.0%
Global Brass & Copper, Inc., 1 Month LIBOR + 3.250%^	4.500	(c)	07/18/23	471	472,027
Minerals Technologies, Inc.^	4.750		05/10/21	225	226,688
Murray Energy Corp., 3 Month LIBOR + 7.250%	8.546	(c)	04/16/20	1,159	1,061,063
Peabody Energy Corp., 1 Month LIBOR + 4.500%	5.739	(c)	03/31/22	483	485,338
Phoenix Services International LLC, 3 Month LIBOR + 7.500%	8.796	(c)	06/30/19	1,726	1,738,469
Zekelman Industries, Inc., 3 Month LIBOR + 2.750%	4.039	(c)	06/14/21	1,092	1,096,294

					5,079,879

Non-Captive Finance 0.9%
FinCo I LLC, 1 - 2 Month LIBOR + 0.000% - 1.375%	3.978	(c)	06/14/22	2,050	2,065,888
GreenSky Holdings LLC, 1 Month LIBOR + 4.000%^	5.317	(c)	08/26/24	1,725	1,716,375
Liquidnet Holdings, Inc., 3 Month LIBOR + 4.250%^	5.554	(c)	07/15/24	925	925,000

					4,707,263

Other Industry 2.8%
AlixPartners LLP, 3 Month LIBOR + 3.000%	4.220	(c)	04/04/24	921	926,539
Altisource Solutions SARL (Luxembourg), 1 Month LIBOR + 3.500%^	4.721	(c)	12/09/20	829	725,699

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Other Industry (cont’d.)
Asurion LLC, 1 Month LIBOR + 3.000%	4.312	%(c)	11/03/23	550	$552,259
3 Month LIBOR + 6.000%	7.304	(c)	08/04/25	700	714,437
DigitalGlobe, Inc., 1 Month LIBOR + 2.750%	3.996	(c)	01/15/24	498	496,671
Edelman Financial Group, Inc., 3 Month LIBOR + 5.500%	6.780	(c)	12/19/22	1,628	1,628,142
GCA Services Group, Inc., 3 Month LIBOR + 4.750% - PRIME + 3.750%	5.968	(c)	03/01/23	1,412	1,423,298
Merrill Communications LLC, 3 Month LIBOR + 5.250%	6.468	(c)	06/01/22	1,406	1,408,088
Packers Holdings LLC, 3 Month LIBOR + 3.500%^	4.710	(c)	12/02/21	980	987,853
Precyse Acquisition Corp., 1 Month LIBOR + 4.500%	5.739	(c)	10/20/22	1,239	1,246,845
SAI Global, Inc. (Australia), 3 Month LIBOR + 4.500%^	5.719	(c)	12/08/23	1,269	1,278,140
USAGM HoldCo LLC, 3 Month LIBOR + 3.750%	5.046	(c)	07/28/22	2,151	2,150,063
Virtus Investment Partners, Inc., 3 Month LIBOR + 3.750%	4.952	(c)	06/03/24	1,650	1,669,594

					15,207,628

Packaging 2.9%
Charter NEX US Holdings, Inc., 1 Month LIBOR + 3.250%	4.564	(c)	05/16/24	1,425	1,425,891
Coveris Holdings SA (Luxembourg), 3 Month LIBOR + 4.250%	5.546	(c)	06/29/22	3,522	3,520,872
Expera Specialty Solutions LLC, 1 Month LIBOR + 4.750%	5.784	(c)	11/03/23	670	671,612
Flex Acquisition Co., Inc., 3 Month LIBOR + 3.000%	4.299	(c)	12/29/23	2,070	2,077,057
Industrial Container Services, Inc., 3 Month LIBOR + 4.000%^	5.311	(c)	04/29/24	1,900	1,911,875
Plaze, Inc., 1 - 3 Month LIBOR + 3.500% - PRIME + 0.000%	4.781	(c)	08/01/22	1,633	1,633,299
Pregis Holding I Corp., 3 Month LIBOR + 3.500%	4.796	(c)	05/20/21	1,383	1,380,005
Pro Mach, Inc., 1 Month LIBOR + 3.750%	4.989	(c)	10/22/21	1,353	1,354,275
ProAmpac PG Borrower LLC, 1 - 3 Month LIBOR + 4.000%	5.275	(c)	11/20/23	1,542	1,559,726

					15,534,612

Paper 0.2%
Caraustar Industries, Inc., 3 Month LIBOR + 5.500%	6.742	(c)	03/14/22	1,022	1,017,837

Real Estate 0.7%
Americold Realty Operating Partnership LP, 1 Month LIBOR + 3.750%	4.968	(c)	12/01/22	1,836	1,852,760
Capital Automotive LP, 1 Month LIBOR + 6.000%	7.240	(c)	03/24/25	820	828,182
DTZ US Borrower LLC, 3 Month LIBOR + 3.250%	4.562	(c)	11/04/21	1,207	1,209,048

					3,889,990

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Restaurants 0.8%
CEC Entertainment, Inc., 1 Month LIBOR + 3.000%	4.309	%(c)	02/12/21	1,537	$1,528,042
Landry’s, Inc., 3 Month LIBOR + 2.750%	3.984	(c)	10/04/23	500	497,947
NPC International, Inc., 1 Month LIBOR + 3.500%	4.780	(c)	04/19/24	850	854,250
PF Chang’s China Bistro, Inc., 3 Month LIBOR + 5.000%	6.315	(c)	09/30/22	1,401	1,358,706

					4,238,945

Retail 0.1%
Acosta, Inc., 1 Month LIBOR + 3.250%	4.489	(c)	09/26/21	729	651,847

Retailers 7.1%
Academy Ltd., 1 - 3 Month LIBOR + 4.000%	5.218	(c)	07/01/22	2,221	1,476,736
Advantage Sales & Marketing, Inc., 3 Month LIBOR + 3.250%	4.563	(c)	07/23/21	882	845,190
3 Month LIBOR + 6.500%	7.814	(c)	07/25/22	750	685,125
At Home Holding III, Inc., 3 Month LIBOR + 3.500%	4.811	(c)	06/03/22	1,406	1,396,791
Bass Pro Group LLC, 1 Month LIBOR + 3.250%	4.470	(c)	06/05/20	2,467	2,452,436
3 Month LIBOR + 5.000%	6.296	(c)	12/15/23	1,925	1,831,156
CNT Holdings III Corp., 1 - 2 Month LIBOR + 3.250%	4.564	(c)	01/23/23	1,511	1,488,302
EyeMart Express LLC, 1 Month LIBOR + 3.000%	4.311	(c)	08/31/24	1,000	1,000,625
Floor & Decor Outlets of America, Inc., 1 Month LIBOR + 3.500%^	4.740	(c)	09/30/23	548	547,768
Fullbeauty Brands, Inc., 1 Month LIBOR + 4.750%	5.989	(c)	10/14/22	1,136	788,310
Harbor Freight Tools USA, Inc., 1 Month LIBOR + 3.250%	4.489	(c)	08/18/23	1,058	1,060,556
Hudsons Bay Co. (Canada), 3 Month LIBOR + 3.250%	4.546	(c)	09/30/22	1,688	1,618,388
Lands’ End, Inc., 1 Month LIBOR + 3.250%	4.484	(c)	04/02/21	609	498,300
Leslie’s Poolmart, Inc., 2 - 3 Month LIBOR + 3.750%	5.061	(c)	08/16/23	1,540	1,540,880
Men’s Warehouse, Inc. (The), 3 Month LIBOR + 5.000%	5.000	(c)	06/18/21	2,250	2,103,750
Neiman Marcus Group Ltd. LLC, 1 Month LIBOR + 3.250%	4.546	(c)	10/25/20	2,452	1,803,736
NVA Holdings, Inc., 3 Month LIBOR + 3.500%	4.796	(c)	08/16/21	1,482	1,488,193
3 Month LIBOR + 7.000%	8.242	(c)	08/14/22	1,225	1,234,187
Party City Holdings, Inc., 3 Month LIBOR + 3.000%	4.319	(c)	08/19/22	943	943,066
Petco Animal Supplies, Inc., 3 Month LIBOR + 3.000%	4.296	(c)	01/26/23	1,973	1,652,527
PetSmart, Inc., 1 Month LIBOR + 3.000%	4.242	(c)	03/11/22	2,962	2,603,263
Rite Aid Corp., 1 Month LIBOR + 3.875%	5.115	(c)	06/21/21	4,025	4,039,256
3 Month LIBOR + 4.750%	5.990	(c)	08/21/20	375	376,219
Sears Roebuck Acceptance Corp., 3 Month LIBOR + 4.500%	5.796	(c)	06/30/18	1,106	1,092,989

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	21

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Retailers (cont’d.)
Staples, Inc., 3 Month LIBOR + 4.000%	5.315	%(c)	12/31/24	2,125	$2,108,897
Vision Holding Corp., 1 Month LIBOR + 3.000%	4.239	(c)	03/12/21	1,176	1,177,732

					37,854,378

Supermarkets 0.9%
Albertsons LLC, 1 Month LIBOR + 2.750%	4.067	(c)	08/25/21	665	647,606
3 Month LIBOR + 3.000%	4.293	(c)	12/21/22	815	795,121
3 Month LIBOR + 3.000%	4.293	(c)	06/22/23	493	477,787
GOBP Holdings, Inc., 3 Month LIBOR + 3.500%	4.750	(c)	10/21/21	1,346	1,334,476
Supervalu, Inc., 1 Month LIBOR + 3.500%	4.710	(c)	06/10/24	1,421	1,368,133

					4,623,123

Technology 15.7%
4L Technologies, Inc., 1 Month LIBOR + 4.500%^	5.812	(c)	05/08/20	1,747	1,502,445
Almonde, Inc., 3 Month LIBOR + 3.500%	4.736	(c)	06/13/24	2,450	2,452,266
3 Month LIBOR + 7.250%	8.422	(c)	06/13/25	400	407,286
Alorica, Inc., 1 Month LIBOR + 3.750%	5.061	(c)	06/30/22	667	672,056
Ancestry.com, Inc., 1 Month LIBOR + 3.250%	4.556	(c)	10/19/23	1,337	1,343,740
1 Month LIBOR + 8.250%	9.490	(c)	10/18/24	858	871,077
Aptean Holdings, Inc., 3 Month LIBOR + 4.250%	5.545	(c)	12/20/22	1,049	1,054,092
Avaya, Inc., 3 Month LIBOR + 5.250%	6.567	(c)	05/29/20	1,366	1,148,376
3 Month LIBOR + 5.500%	6.796	(c)	03/30/18	129	107,935
1 Month LIBOR + 7.500%	8.813	(c)	01/24/18	450	457,313
BMC Foreign Holding Co., 1 Month LIBOR + 4.000%	5.242	(c)	09/10/22	837	840,244
BMC Software Finance, Inc., 3 Month LIBOR + 4.000%	5.239	(c)	09/12/22	6,730	6,758,950
Camelot Finance LP, 1 Month LIBOR + 3.500%	4.799	(c)	10/03/23	1,019	1,022,206
Canyon Valor Cos., Inc., 3 Month LIBOR + 4.250%	5.561	(c)	06/30/23	1,650	1,661,550
CCC Information Services, Inc., 1 Month LIBOR + 3.000%	4.311	(c)	04/29/24	1,350	1,347,048
Cologix Holdings, Inc., 3 Month LIBOR + 3.000%	4.274	(c)	03/20/24	1,522	1,520,886
Commerce Merger Sub, Inc., 3 Month LIBOR + 3.250%	4.537	(c)	06/28/24	925	922,688
Compuware Corp., 3 Month LIBOR + 4.250%	5.550	(c)	12/15/21	2,029	2,043,141
CPI Holdco LLC, 3 Month LIBOR + 4.000%	5.280	(c)	03/21/24	1,771	1,777,202
Dell International LLC, 1 Month LIBOR + 2.500%	3.721	(c)	09/07/23	2,057	2,063,224
EagleView Technology Corp., 3 Month LIBOR + 4.250%	5.517	(c)	07/15/22	688	686,031
Evergreen Skills SARL, 1 Month LIBOR + 4.750%	5.989	(c)	04/28/21	1,809	1,679,134
1 Month LIBOR + 8.250%	9.489	(c)	04/28/22	475	384,718

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Technology (cont’d.)
Exela Intermediate LLC, 3 Month LIBOR + 7.500%	8.804	%(c)	07/12/23	1,720	$1,698,500
First Data Corp., 1 Month LIBOR + 2.250%	3.486	(c)	07/10/22	2,219	2,216,746
Genesys Telecommunications, Inc., 3 Month LIBOR + 3.750%	5.045	(c)	12/01/23	1,915	1,924,153
GlobalLogic Holdings, Inc., 3 Month LIBOR + 4.500%^	5.774	(c)	06/20/22	998	1,004,981
Hyland Software, Inc., 1 Month LIBOR + 3.250%	4.551	(c)	07/01/22	1,061	1,066,892
Infor US, Inc., 3 Month LIBOR + 2.750%	4.046	(c)	02/01/22	739	736,903
Informatica Corp., 3 Month LIBOR + 3.500%	4.796	(c)	08/05/22	2,343	2,345,761
Information Resources, Inc., 1 Month LIBOR + 4.250%	5.554	(c)	01/18/24	1,621	1,628,029
Inmar, Inc., 2 Month LIBOR + 3.500%	4.811	(c)	05/01/24	600	599,250
Internet Brands, Inc., 3 Month LIBOR + 3.750%	5.054	(c)	07/08/21	1,737	1,736,520
IPC Systems, Inc., 3 Month LIBOR + 4.500%^	5.802	(c)	08/06/21	1,429	1,354,018
Kronos, Inc., 3 Month LIBOR + 3.500%	4.811	(c)	11/01/23	2,040	2,054,922
3 Month LIBOR + 8.250%	9.551	(c)	11/01/24	400	412,000
Lattice Semiconductor Corp., 1 Month LIBOR + 4.250%^	5.481	(c)	03/10/21	2,061	2,060,985
Linxens (Luxembourg), 1 Month LIBOR + 3.500%	4.804	(c)	10/14/22	1,906	1,884,184
1 Month LIBOR + 8.500%^	9.734	(c)	10/16/23	300	283,500
MA FinanceCo. LLC, 3 Month LIBOR + 2.500%	3.816	(c)	11/19/21	1,462	1,461,857
3 Month LIBOR + 2.750%	4.039	(c)	06/21/24	316	315,470
Masergy Holdings, Inc., 3 Month LIBOR + 3.750%	5.000	(c)	12/15/23	1,542	1,548,033
MH Sub I LLC, 3 Month LIBOR + 3.750%	5.064	(c)	12/31/24	400	397,600
Neustar, Inc., 3 Month LIBOR + 3.750%	4.970	(c)	03/03/24	1,025	1,031,086
3 Month LIBOR + 8.000%	9.218	(c)	03/03/25	350	353,500
Peak 10 Holding Corp., 3 Month LIBOR + 3.500%	4.814	(c)	08/01/24	1,300	1,300,975
Presidio Holdings Ltd., 3 Month LIBOR + 3.250%	4.561	(c)	02/02/22	944	947,761
Rackspace Hosting, Inc., 2 - 3 Month LIBOR + 3.000%	4.221	(c)	11/03/23	2,895	2,895,352
RP Crown Parent LLC, 1 Month LIBOR + 3.500%	4.739	(c)	10/12/23	1,468	1,476,186
Sandvine Corp. (Canada), 3 Month LIBOR + 5.750%^	7.064	(c)	08/23/22	1,000	950,000
Seahawk Holding (Cayman) Ltd., 2 Month LIBOR + 0.000% - 6.000%	7.299	(c)	10/31/22	1,191	1,206,784
Seattle SpinCo, Inc., 3 Month LIBOR + 2.750%	4.039	(c)	06/21/24	2,134	2,130,446
Sirius Computer Solutions, Inc., 1 Month LIBOR + 4.000%	5.561	(c)	10/31/22	813	817,600
1 Month LIBOR + 9.500%	10.811	(c)	10/30/23	250	252,917
Synchronoss Technologies, Inc., 3 Month LIBOR + 2.750% - 4.500%	5.173	(c)	01/19/24	2,021	2,005,532
Tempo Acquisition LLC, 1 Month LIBOR + 3.000%	4.299	(c)	05/01/24	2,200	2,203,208

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	23

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Technology (cont’d.)
TIBCO Software, Inc., 1 Month LIBOR + 3.500%	4.814	%(c)	12/04/20	1,593	$1,598,885
Veritas US, Inc., 3 Month LIBOR + 4.500%	5.793	(c)	01/27/23	472	474,419
Vestcom Parent Holdings, Inc., 1 Month LIBOR + 4.000%^	5.239	(c)	12/19/23	1,990	1,994,975
Western Digital Corp., 1 Month LIBOR + 2.750%	4.061	(c)	04/29/23	1,940	1,952,274
Xerox Business Services LLC, 1 Month LIBOR + 4.000%	5.220	(c)	12/07/23	995	1,002,774

					84,048,586

Telecommunications 4.3%
CenturyLink, Inc.	2.750		01/31/25	2,400	2,344,286
Coral US Co. Borrower, Inc., 1 Month LIBOR + 3.500%	4.686	(c)	01/31/25	2,800	2,787,999
Digicel International Finance Ltd., 3 Month LIBOR + 3.750%	5.070	(c)	05/27/24	2,500	2,522,395
Frontier Communications Corp., 1 Month LIBOR + 3.750%	4.952	(c)	06/15/24	3,650	3,470,924
Global Tel*Link Corp., 3 Month LIBOR + 3.750%	5.065	(c)	05/22/20	1,825	1,835,458
3 Month LIBOR + 7.750%	9.067	(c)	11/23/20	300	298,750
GTT Communications, Inc., 1 Month LIBOR + 3.250%	4.554	(c)	01/09/24	1,841	1,845,812
Hargray Communications Group, Inc., 1 Month LIBOR + 3.000%	4.239	(c)	05/16/24	1,350	1,348,313
LTS Buyer LLC, 3 Month LIBOR + 3.250%	4.486	(c)	04/13/20	1,427	1,428,391
Securus Technologies Holdings, Inc., 1 Month LIBOR + 4.250% - 7.750%	5.549	(c)	04/30/20	1,312	1,322,985
1 Month LIBOR + 4.250% - 7.750%	5.787	(c)	09/30/24	1,550	1,562,787
1 Month LIBOR + 4.250% - 7.750%	9.046	(c)	04/30/21	250	250,729
1 Month LIBOR + 4.250% - 7.750%	9.537	(c)	09/30/25	600	601,750
TVC Albany, Inc., 3 Month LIBOR + 4.000%^	5.318	(c)	09/30/24	700	696,500
Windstream Services LLC, 1 - 2 Month LIBOR + 3.250%	4.480	(c)	02/17/24	696	611,659

					22,928,738

Transportation 0.4%
Daseke, Inc., 1 Month LIBOR + 5.500%	6.739	(c)	02/27/24	578	581,162
PRIME + 4.500%	6.799	(c)	02/28/24	121	121,756
Worldwide Express Operations LLC, 3 Month LIBOR + 4.500%	5.811	(c)	02/02/24	1,496	1,499,991

					2,202,909

TOTAL BANK LOANS (cost $502,537,892)					499,960,416

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 4.3%

Agriculture 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%	02/01/25	700	$717,500

Building Materials 0.3%
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875	02/15/23	200	210,000
US Concrete, Inc., Gtd. Notes	6.375	06/01/24	1,000	1,080,000

				1,290,000

Coal 0.3%
Consol Energy, Inc., Gtd. Notes(a)	8.000	04/01/23	1,500	1,582,500

Cosmetics/Personal Care 0.0%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/21	140	141,575

Distribution/Wholesale 0.2%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250	07/15/22	1,125	1,133,438

Electric 0.1%
NRG Energy, Inc., Gtd. Notes	7.250	05/15/26	550	589,875

Entertainment 0.4%
Cinemark USA, Inc., Gtd. Notes	5.125	12/15/22	250	257,250
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000	01/01/22	1,875	2,001,562

				2,258,812

Food 0.1%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	350	343,875
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25	265	273,281

				617,156

Healthcare-Products 0.0%
Mallinckrodt International Finance SA, Gtd. Notes	4.750	04/15/23	200	174,500

Healthcare-Services 0.7%
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000	11/15/19	250	247,812
Sr. Sec’d. Notes	6.250	03/31/23	1,050	1,057,875
Select Medical Corp., Gtd. Notes	6.375	06/01/21	500	515,480

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	25

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%	03/01/19	650	$669,500
Sr. Unsec’d. Notes	8.125	04/01/22	700	735,000
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A(a)	4.750	08/01/22	250	257,500

				3,483,167

Lodging & Gaming 0.3%
Boyd Gaming Corp., Gtd. Notes	6.375	04/01/26	300	325,875
FelCor Lodging LP, Sr. Sec’d. Notes	5.625	03/01/23	350	363,125
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21	750	780,000

				1,469,000

Media 0.4%
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375	09/15/20	750	767,100
DISH DBS Corp., Gtd. Notes	7.875	09/01/19	250	274,688
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375	04/01/23	750	780,937
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A(a)	5.875	03/15/26	250	254,688

				2,077,413

Oil & Gas 0.1%
Alta Mesa Holdings LP/Alta Mesa Finance Sevices Corp., Gtd. Notes, 144A	7.875	12/15/24	450	482,625

Pharmaceuticals 0.7%
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500	03/15/22	3,500	3,670,625

Retail 0.5%
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750	05/01/25	325	348,969
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21	100	90,500
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25	1,875	1,673,437
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23	500	490,625

				2,603,531

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Software 0.1%
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	500	$538,750

TOTAL CORPORATE BONDS (cost $22,522,182)				22,830,467

TOTAL LONG-TERM INVESTMENTS (cost $527,575,024)				525,291,115

SHORT-TERM INVESTMENTS 5.5%

			Shares

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			26,068,929	26,068,929
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $3,523,285; includes $3,520,081 of cash collateral for securities on loan)(b)(w)			3,522,958	3,523,310

TOTAL SHORT-TERM INVESTMENTS (cost $29,592,214)				29,592,239

TOTAL INVESTMENTS 103.9% (cost $557,167,238)				554,883,354
Liabilities in excess of other assets(z) (3.9)%				(20,676,586)

NET ASSETS 100.0%				$534,206,768

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO—Collateralized Loan Obligation

CPI—Consumer Price Index

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $63,152,154 and 11.8% of net assets.
*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $3,449,149; cash collateral of $3,520,081 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	27

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2017.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
(Q)	Quarterly payment frequency for swaps
(S)	Semiannual payment frequency for swaps

Interest rate swap agreements outstanding at August 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,800	02/03/19	1.538%(S)	3 Month LIBOR(1)(Q)	$(1,914)	$(4,374)	$(2,460)
9,350	02/02/22	1.994%(S)	3 Month LIBOR(1)(Q)	(8,646)	(113,214)	(104,568)
7,200	02/03/24	2.228%(S)	3 Month LIBOR(1)(Q)	(53,105)	(165,153)	(112,048)

				$(63,665)	$(282,741)	$(219,076)

Cash of $595,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at August 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Security	$—	$2,500,232	$—
Bank Loans	—	436,808,262	63,152,154
Corporate Bonds	—	22,830,467	—
Affiliated Mutual Funds	29,592,239	—	—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Other Financial Instruments*
Centrally Cleared Interest Rate Swap Agreements	$—	$(219,076)	$—

Total	$29,592,239	$461,919,885	$63,152,154

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Common Stock
Balance as of 2/28/17	$56,716,839	$35,076
Realized gain (loss)	96,257	22,980
Change in unrealized appreciation (depreciation)**	(492,449)	(25,400)
Purchases/Exchanges/Issuances	31,678,672	—
Sales/Paydowns	(16,636,169)	(32,656)
Accrued discount/premium	44,946	—
Transfers into Level 3	8,232,023	—
Transfers out of Level 3	(16,487,965)	—

Balance as of 08/31/17	$63,152,154	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $372,550 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of August 31, 2017	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$63,152,154	Market Approach	Single Broker Indicative Quote	$45.00 - $102.25 ($98.15)

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$16,487,965	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$8,232,023	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	29

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2017 were as follows:

Technology	15.7%
Health Care & Pharmaceutical	11.7
Capital Goods	8.1
Retailers	7.1
Consumer	6.5
Affiliated Mutual Funds (including 0.7% of collateral for securities on loan)	5.5
Telecommunications	4.3
Automotive	3.7
Chemicals	3.4
Cable	3.3
Electric	3.0
Packaging	2.9
Other Industry	2.8
Media & Entertainment	2.7
Foods	2.6
Energy—Other	2.3
Building Materials & Construction	2.2
Gaming	2.1
Aerospace & Defense	1.5
Metals & Mining	1.0
Brokerage	0.9
Non-Captive Finance	0.9
Supermarkets	0.9
Restaurants	0.8
Insurance	0.8
Energy—Refining	0.7%
Real Estate	0.7
Pharmaceuticals	0.7
Healthcare-Services	0.7
Retail	0.6
Collateralized Loan Obligation	0.5
Entertainment	0.4
Transportation	0.4
Media	0.4
Building Products	0.4
Coal	0.3
Lodging & Gaming	0.3
Building Materials	0.3
Distribution/Wholesale	0.2
Paper	0.2
Agriculture	0.1
Food	0.1
Software	0.1
Oil & Gas	0.1
Healthcare-Products	0.0 *
Cosmetics/Personal Care	0.0 *

103.9
Liabilities in excess of other assets	(3.9)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

30

Fair values of derivative instruments as of August 31, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker—variation margin swaps	$219,076	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31,2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(58,470)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(199,325)

For the six months ended August 31, 2017, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swap Agreements(1)
$16,850,000

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	31

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$3,449,149	$(3,449,149)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

32

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of August 31, 2017

Assets
Investments at value, including securities on loan of $3,449,149:
Unaffiliated investments (cost $527,575,024)	$525,291,115
Affiliated investments (cost $29,592,214)	29,592,239
Cash	1,645,303
Foreign currency, at value (cost $8,012)	8,430
Deposit with broker for centrally cleared swaps	595,000
Receivable for investments sold	12,850,558
Interest receivable	2,412,859
Receivable for Fund shares sold	1,291,649

Total Assets	573,687,153

Liabilities
Payable for investments purchased	34,293,376
Payable to broker for collateral for securities on loan	3,520,081
Payable for Fund shares reacquired	1,183,308
Management fee payable	236,961
Dividends payable	85,170
Accrued expenses and other liabilities	77,831
Distribution fee payable	62,993
Due to broker—variation margin swaps	14,296
Affiliated transfer agent fee payable	6,369

Total Liabilities	39,480,385

Net Assets	$534,206,768

Net assets were comprised of:
Common stock, at par	$538,891
Paid-in capital in excess of par	534,577,159

535,116,050
Undistributed net investment income	724,789
Accumulated net realized gain on investment transactions	868,471
Net unrealized depreciation on investments and foreign currencies	(2,502,542)

Net assets, August 31, 2017	$534,206,768

See Notes to Financial Statements.

34

Class A
Net asset value and redemption price per share
($79,311,482 ÷ 8,005,571 shares of common stock issued and outstanding)	$9.91
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.24

Class C
Net asset value, offering price and redemption price per share
($54,063,250 ÷ 5,455,879 shares of common stock issued and outstanding)	$9.91

Class Q
Net asset value, offering price and redemption price per share
($11,021,684 ÷ 1,111,638 shares of common stock issued and outstanding)	$9.91

Class Z
Net asset value, offering price and redemption price per share
($389,810,352 ÷ 39,316,023 shares of common stock issued and outstanding)	$9.91

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	35

Statement of Operations (unaudited)

Six Months Ended August 31, 2017

Net Investment Income (Loss)
Income
Interest income (net of foreign withholding taxes of $4,550)	$14,394,967
Affiliated dividend income	161,179
Income from securities lending, net (including affiliated income of $741)	4,388

Total income	14,560,534

Expenses
Management fee	1,758,389
Distribution fee—Class A	94,862
Distribution fee—Class C	278,891
Transfer agent’s fees and expenses (including affiliated expense of $18,600)	186,000
Custodian and accounting fees	116,000
Registration fees	44,000
Audit fee	30,000
Shareholders’ reports	22,000
Legal fees and expenses	11,000
Directors’ fees	8,000
Miscellaneous	7,401

Total expenses	2,556,543
Less: Management fee waiver and/or expense reimbursement	(293,467)

2,263,076

Net investment income (loss)	12,297,458

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(308))	1,002,867
Swap agreement transactions	(58,470)

944,397

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(311))	(3,589,153)
Swap agreements	(199,325)
Foreign currencies	928

(3,787,550)

Net gain (loss) on investment and foreign currency transactions	(2,843,153)

Net Increase (Decrease) In Net Assets Resulting From Operations	$9,454,305

See Notes to Financial Statements.

36

Statement of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2017	Year Ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,297,458	$13,968,049
Net realized gain (loss) on investment and foreign currency transactions	944,397	963,037
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,787,550)	14,813,494

Net increase (decrease) in net assets resulting from operations	9,454,305	29,744,580

Dividends from net investment income
Class A	(1,614,588)	(2,387,961)
Class C	(983,191)	(1,325,883)
Class Q	(393,320)	(250,104)
Class Z	(8,905,147)	(9,805,011)

	(11,896,246)	(13,768,959)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	149,550,736	409,278,596
Net asset value of shares issued in reinvestment of dividends and distributions	11,241,294	12,679,633
Cost of shares reacquired	(147,313,092)	(133,057,932)

Net increase (decrease) in net assets from Fund share transactions	13,478,938	288,900,297

Total increase (decrease)	11,036,997	304,875,918

Net Assets:
Beginning of period	523,169,771	218,293,853

End of period(a)	$534,206,768	$523,169,771

(a) Includes undistributed net investment income of:	$724,789	$323,577

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	37

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 14 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Company consists of two investment funds: Prudential Government Income Fund and Prudential Floating Rate Income Fund (the “Fund”). These financial statements relate to Prudential Floating Rate Income Fund.

The primary investment objective of the Fund is to maximize current income. The secondary investment objective is to seek capital appreciation when consistent with the Fund’s primary investment objective.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

38

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities

Prudential Floating Rate Income Fund	39

Notes to Financial Statements (unaudited) (continued)

are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S.

dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than

40

investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Bank Loans: The Fund may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Prudential Floating Rate Income Fund	41

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid

42

market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Prudential Floating Rate Income Fund	43

Notes to Financial Statements (unaudited) (continued)

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Bank Loans: The Fund invests at least 80% of its investable assets in bank loans. Such bank loans are arranged through private negotiations between a corporation or other institution that is the borrower and one or more financial institutions that are the lenders. Most bank loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Bank loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. Bank loans are often structured and administered by a financial institution that acts as agent for the holders of the loan. Loans can be acquired directly through the agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. Participations and assignments involve special types of risk, including credit risk and liquidity risk.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

44

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .65% of the Fund’s average daily net assets up to $5 billion and .625% of the Fund’s average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursement was .65% for the six months ended August 31, 2017. The effective management fee rate, net of waivers and/or expense reimbursement, was .54%.

PGIM Investments has contractually agreed through June 30, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .70% of the Fund’s average daily net assets. In addition, PGIM Investments has contractually agreed through June 30, 2018 to limit net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .65% of the Fund’s average

Prudential Floating Rate Income Fund	45

Notes to Financial Statements (unaudited) (continued)

daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $113,151 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2017, it received $9,350 and $9,423 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers.

46

Such transactions are subject to ratification by the Board. For the reporting period ended August 31, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended August 31, 2017, PGIM, Inc. was compensated $1,108 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended August 31, 2017, were $264,121,328 and $253,177,376, respectively.

5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2017 were as follows:

Tax Basis	$557,154,671

Gross Unrealized Appreciation	4,279,396
Gross Unrealized Depreciation	(6,769,789)

Net Unrealized Depreciation	$(2,490,393)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2017 of approximately $123,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Floating Rate Income Fund	47

Notes to Financial Statements (unaudited) (continued)

6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 900 million shares of common stock authorized, $.01 par value per share, divided into five classes, designated Class A, Class C, Class Q, Class Z and Class T shares, each of which consists of 150 million, 200 million, 250 million, 250 million, and 50 million shares, respectively. The Fund currently does not have any Class T shares outstanding.

At reporting period end, seven shareholders of record held 80% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2017:
Shares sold	2,366,370	$23,534,563
Shares issued in reinvestment of dividends and distributions	157,408	1,563,755
Shares reacquired	(1,541,480)	(15,322,502)

Net increase (decrease) in shares outstanding before conversion	982,298	9,775,816
Shares issued upon conversion from other share class(es)	147,737	1,468,243
Shares reacquired upon conversion into other share class(es)	(131,799)	(1,309,587)

Net increase (decrease) in shares outstanding	998,236	$9,934,472

Year ended February 28, 2017:
Shares sold	6,349,528	$62,677,787
Shares issued in reinvestment of dividends and distributions	216,371	2,128,544
Shares reacquired	(2,629,073)	(25,878,117)

Net increase (decrease) in shares outstanding before conversion	3,936,826	38,928,214
Shares issued upon conversion from other share class(es)	108,158	1,062,836
Shares reacquired upon conversion into other share class(es)	(2,119,727)	(21,034,150)

Net increase (decrease) in shares outstanding	1,925,257	$18,956,900

48

Class C	Shares	Amount
Six months ended August 31, 2017:
Shares sold	736,771	$7,325,970
Shares issued in reinvestment of dividends and distributions	96,340	957,298
Shares reacquired	(698,052)	(6,938,761)

Net increase (decrease) in shares outstanding before conversion	135,059	1,344,507
Shares reacquired upon conversion into other share class(es)	(113,491)	(1,128,324)

Net increase (decrease) in shares outstanding	21,568	$216,183

Year ended February 28, 2017:
Shares sold	2,785,996	$27,473,152
Shares issued in reinvestment of dividends and distributions	131,452	1,292,612
Shares reacquired	(1,083,314)	(10,605,347)

Net increase (decrease) in shares outstanding before conversion	1,834,134	18,160,417
Shares reacquired upon conversion into other share class(es)	(132,766)	(1,303,413)

Net increase (decrease) in shares outstanding	1,701,368	$16,857,004

Class Q
Six months ended August 31, 2017:
Shares sold	201,747	$2,007,253
Shares issued in reinvestment of dividends and distributions	39,449	392,235
Shares reacquired	(2,352,093)	(23,397,475)

Net increase (decrease) in shares outstanding before conversion	(2,110,897)	(20,997,987)
Shares issued upon conversion from other share class(es)	3,161	31,411

Net increase (decrease) in shares outstanding	(2,107,736)	$(20,966,576)

Year ended February 28, 2017:
Shares sold	1,617,848	$16,096,875
Shares issued in reinvestment of dividends and distributions	25,148	250,111
Shares reacquired	(17,469)	(173,636)

Net increase (decrease) in shares outstanding before conversion	1,625,527	16,173,350
Shares issued upon conversion from other share class(es)	1,592,818	15,781,164

Net increase (decrease) in shares outstanding	3,218,345	$31,954,514

Class Z
Six months ended August 31, 2017:
Shares sold	11,724,325	$116,682,950
Shares issued in reinvestment of dividends and distributions	837,565	8,328,006
Shares reacquired	(10,215,975)	(101,654,354)

Net increase (decrease) in shares outstanding before conversion	2,345,915	23,356,602
Shares issued upon conversion from other share class(es)	241,986	2,406,500
Shares reacquired upon conversion into other share class(es)	(147,593)	(1,468,243)

Net increase (decrease) in shares outstanding	2,440,308	$24,294,859

Year ended February 28, 2017:
Shares sold	30,765,672	$303,030,782
Shares issued in reinvestment of dividends and distributions	913,668	9,008,366
Shares reacquired	(9,789,413)	(96,400,832)

Net increase (decrease) in shares outstanding before conversion	21,889,927	215,638,316
Shares issued upon conversion from other shares class(es)	2,229,646	22,118,961
Shares reacquired upon conversion into other share class(es)	(1,674,498)	(16,625,398)

Net increase (decrease) in shares outstanding	22,445,075	$221,131,879

Prudential Floating Rate Income Fund	49

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective October 5, 2017 and will continue to provide a commitment of $900 million through October 4, 2018. The commitment fee paid by the Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of the portfolios. Consequently, the portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the six months ended August 31, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new forms, rules and rule amendments intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that registered investment companies provide to investors. Among the new reporting and disclosure requirements, the SEC would require registered investment companies to establish a liquidity risk management program and to file a new monthly Form N-PORT that provides more detailed information about fund holdings and their liquidity. In addition, the SEC is adopting new Form N-CEN which will require registered investment companies to annually report certain census-type information. The compliance dates are

50

generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impact to the funds.

9. Other

At the Company’s Board meeting in March 2017, the Board approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. PGIM Investments will implement the changes effective January 1, 2018.

Prudential Floating Rate Income Fund	51

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2017		2017(d)	2016(d)	2015	2014	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.95		$9.38	$9.94	$10.18	$10.12	$9.89
Income (loss) from investment operations:
Net investment income (loss)	.22		.41	.36	.40	.37	.43
Net realized and unrealized gain (loss) on investment transactions	(.05)		.56	(.57)	(.22)	.08	.26
Total from investment operations	.17		.97	(.21)	.18	.45	.69
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.40)	(.35)	(.39)	(.36)	(.42)
Distributions from net realized gains	-		-	-	(.03)	(.03)	(.04)
Total dividends and distributions	(.21)		(.40)	(.35)	(.42)	(.39)	(.46)
Net asset value, end of period	$9.91		$9.95	$9.38	$9.94	$10.18	$10.12
Total Return(a):	1.76%		10.46%	(2.24)%	1.80%	4.53%	7.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$79,311		$69,733	$47,683	$23,158	$34,211	$22,059
Average net assets (000)	$75,271		$58,748	$40,785	$28,113	$31,911	$12,454
Ratios to average net assets(b)(c):
Expenses after waivers and/or expense reimbursement	.95%	(e)	1.00%	1.05%	1.10%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.06%	(e)	1.14%	1.34%	1.60%	1.60%	1.92%
Net investment income (loss)	4.42%	(e)	4.16%	3.65%	3.89%	3.65%	4.35%
Portfolio turnover rate	48%	(f)	67%	55%	64%	82%	106%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Fund invests.
(c)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.
(d)	Calculated based on average shares outstanding during the period.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

52

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2017		2017(c)	2016(c)	2015	2014	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.95		$9.38	$9.95	$10.19	$10.13	$9.90
Income (loss) from investment operations:
Net investment income (loss)	.18		.33	.28	.32	.29	.36
Net realized and unrealized gain (loss) on investment transactions	(.04)		.57	(.58)	(.22)	.08	.26
Total from investment operations	.14		.90	(.30)	.10	.37	.62
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.33)	(.27)	(.31)	(.28)	(.35)
Distributions from net realized gains	-		-	-	(.03)	(.03)	(.04)
Total dividends and distributions	(.18)		(.33)	(.27)	(.34)	(.31)	(.39)
Net asset value, end of period	$9.91		$9.95	$9.38	$9.95	$10.19	$10.13
Total Return(a):	1.38%		9.64%	(3.07)%	1.04%	3.74%	6.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$54,063		$54,092	$35,027	$28,408	$32,149	$7,403
Average net assets (000)	$55,323		$39,905	$33,571	$31,363	$21,337	$2,997
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	1.70%	(d)	1.75%	1.80%	1.85%	1.95%	1.95%
Expenses before waivers and/or expense reimbursement	1.81%	(d)	1.89%	2.11%	2.30%	2.35%	2.62%
Net investment income (loss)	3.69%	(d)	3.41%	2.88%	3.15%	2.91%	3.57%
Portfolio turnover rate	48%	(e)	67%	55%	64%	82%	106%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Fund invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	53

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended August 31, 2017		Year Ended February 28, 2017	April 27, 2015(a) through February 29, 2016
Per Share Operating Performance(d):
Net Asset Value, Beginning of Period	$9.96		$9.39	$10.03
Income (loss) from investment operations:
Net investment income (loss)	.24		.45	.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.06)		.55	(.65)
Total from investment operations	.18		1.00	(.33)
Less Dividends:
Dividends from net investment income	(.23)		(.43)	(.31)
Net asset value, end of period	$9.91		$9.96	$9.39
Total Return(b):	1.82%		10.79%	(3.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,022		$32,058	$10
Average net assets (000)	$17,180		$5,484	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.65%	(e)	.67%	.80%	(e)
Expenses before waivers and/or expense reimbursement	.73%	(e)	.82%	.99%	(e)
Net investment income (loss)	4.68%	(e)	4.60%	3.87%	(e)
Portfolio turnover rate	48%	(f)	67%	55%	(f)

(a)	Commencement of operations.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Calculated based on average shares outstanding during the period.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

54

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2017		2017(c)	2016(c)	2015	2014	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.96		$9.39	$9.95	$10.19	$10.14	$9.91
Income (loss) from investment operations:
Net investment income (loss)	.23		.43	.38	.42	.40	.46
Net realized and unrealized gain (loss) on investment transactions	(.05)		.57	(.57)	(.22)	.06	.26
Total from investment operations	.18		1.00	(.19)	.20	.46	.72
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.43)	(.37)	(.41)	(.38)	(.45)
Distributions from net realized gains	-		-	-	(.03)	(.03)	(.04)
Total dividends and distributions	(.23)		(.43)	(.37)	(.44)	(.41)	(.49)
Net asset value, end of period	$9.91		$9.96	$9.39	$9.95	$10.19	$10.14
Total Return(a):	1.80%		10.76%	(1.98)%	2.05%	4.68%	7.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$389,810		$367,286	$135,575	$57,729	$47,082	$29,889
Average net assets (000)	$388,859		$224,436	$115,125	$52,159	$44,076	$27,983
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.70%	(d)	.75%	.80%	.85%	.95%	.95%
Expenses before waivers and/or expense reimbursement	.81%	(d)	.89%	1.09%	1.30%	1.31%	1.62%
Net investment income (loss)	4.69%	(d)	4.42%	3.88%	4.16%	3.85%	4.63%
Portfolio turnover rate	48%	(e)	67%	55%	64%	82%	106%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Fund invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	55

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Floating Rate Income Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the Directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors,2 met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	Prudential Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.
[2]	Barry H. Evans and Laurie Simon Hodrick joined the Board effective as of September 1, 2017. Neither Mr. Evans nor Ms. Hodrick participated in the consideration of the renewal of the advisory agreements.

Prudential Floating Rate Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance

Visit our website at pgiminvestments.com

reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board further noted that the subadviser is affiliated with PGIM Investments and that its profitability is reflected in PGIM Investments’ profitability report. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential Floating Rate Income Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments and PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to the reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2016. The Board considered that the Fund commenced operations on March 30, 2011 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 29, 2016. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Loan Participation Funds Performance Universe), which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at pgiminvestments.com

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three- and five-year periods, and slightly underperformed over the one-year period.
•	The Board noted that the Fund’s recent performance had improved, with the Fund ranked in the second quartile of its Peer Universe for the first quarter of 2017.
•

The Board and PGIM Investments agreed to continue the existing expense caps, which cap the Fund’s annual operating expenses at 0.70% (exclusive of 12b-1 fees and certain other fees) and at 0.65% (exclusive of 12b-1 fees, transfer agent and certain other fees), through June 30, 2018.

•

The Board noted information provided by PGIM Investments indicating that if the Fund’s expense caps, which were implemented on October 1, 2016, had been in effect for the full fiscal year, the Fund’s net total expenses would have ranked in the first quartile of its Peer Group.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Floating Rate Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Floating Rate Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	FRFAX	FRFCX	PFRIX	FRFZX
CUSIP	74439V602	74439V701	74439V883	74439V800

MF211E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 18, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:                 October 18, 2017